UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06481

Franklin Municipal Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 5/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Municipal
Securities Trust
May 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin California High Yield Municipal Fund Franklin Tennessee Municipal Bond Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended May 31, 2021, the coronavirus
(COVID-19) pandemic caused the U.S. economy to contract
in 2020’s first half. For the remainder of 2020, the economy recovered substantially based on increased business
and residential investment and consumer spending. U.S.
economic growth accelerated during 2021’s first quarter and
may further increase in the second quarter as the reopening
of businesses, widespread COVID-19 vaccinations and
federal assistance programs continue to boost consumer
spending.
Before the reporting period, the U.S. Federal Reserve, in its efforts to support U.S. economic activity, lowered the federal funds rate twice in March 2020 and implemented broad
quantitative easing measures to support credit markets.
During the reporting period, the Federal Reserve held its
key rate unchanged at 0.25%, but it continued quantitative
easing and adjusted its policy in August 2020 to allow more
flexibility to keep interest rates low, while maintaining a 2%
average inflation target.
During the 12-month period, municipal bonds delivered
positive total returns as investors were attracted to tax-free income in a declining interest-rate environment. Factors
contributing to this positive investment environment for
municipals included relatively low inflation, interest-rate
declines and actions by the Federal Reserve to support a
low interest-rate environment.
Franklin Municipal Securities Trust’s annual report includes more detail about municipal bond market conditions and
a discussion from the portfolio managers. In addition, on
our website, franklintempleton.com, you can find updated
commentary by our municipal bond experts. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
know, all securities markets fluctuate, as do mutual fund
share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Funds, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Municipal Securities Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of May
31, 2021 , unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com
Annual Report

Contents
Annual Report
Municipal Bond Market Overview 3
Franklin California High Yield Municipal Fund 5
Franklin Tennessee Municipal Bond Fund 11
Financial Highlights and Statements of Investments 17
Financial Statements 48
Notes to Financial Statements 52
Report of Independent Registered
Public Accounting Firm 62
Tax Information 63
Board Members and Officers 64
Shareholder Information 69
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Municipal Bond Market Overview
Over the past 12 months ended May 31, 2021, the novel
coronavirus (COVID-19) pandemic has reshaped economies
across the world as some countries shut down large portions
of their economies through social distancing mandates that
contained, in some instances, stay-at-home orders. Starting
in April 2020, fixed income market sectors—including
municipal (muni) bonds—began the slow process of
recovery from the dislocations seen in March 2020 as swift
policy responses from both monetary and fiscal authorities
bolstered investor sentiment. Bid/ask spreads tightened
and liquidity across most fixed income sectors improved
substantially. The U.S. experienced its largest quarter-over-
quarter drop in gross domestic product, falling 31.4% in
the second quarter of 2020. The U.S. economy has since
improved, but measures such as industrial production and
employment remained below their pre-pandemic, February
2020 levels.
Through the summer of 2020, COVID-19 infection rates fell
across the U.S., allowing some states to begin the process
of reopening parts of their economies. However, starting in
the fall, new cases and hospitalizations increased to all-time highs. The virus spread to areas in the U.S. that had not
seen large numbers of infections, causing some states to
slow or abandon their reopening plans. This was tempered
by the emergency approval of COVID-19 vaccines from
multiple pharmaceutical manufacturers by the U.S. Food and
Drug Administration in December 2020 with plans to provide
mass inoculations in the first half of 2021. As the vaccination program progressed, case rates and hospitalizations
dropped significantly, allowing the resumption of the
reopening process including a return to in-person schooling.
By the end of May 2021, approximately 40% of the U.S.
adult population had been fully immunized.
Valuations in the muni bond market improved starting in April
2020 amid strong technical conditions. After seeing record
outflows in March and April of 2020, funds flowed back
into muni bond retail vehicles, creating significant demand
for bonds. These flows outstripped new issuance of tax-
exempt bonds as many issuers turned to the taxable muni
bond market for refundings and new issuance. Ratios of
muni bond yields versus duration-matched U.S. Treasuries
(USTs) improved from the all-time highs seen in March 2020
throughout the remainder of 2020 and into 2021, with the 30-
year ratio reaching an all-time low in May 2021.
State and local muni bond issuers projected severe budget
deficits for 2020 and going forward as they anticipated
tax receipts and usage fees falling and outlays for social
programs such as health care and unemployment benefits
rising strongly. By the end of 2020, many of these deficit
projection fears proved unfounded as consumer spending
recovered more quickly than anticipated, leading to higher
sales tax collections. A strong U.S. housing market also
provided additional support. In March 2021, the U.S. federal government passed a $1.9 trillion additional fiscal spending bill, providing large one-time cash payments to individuals
and continuation of enhanced unemployment benefits.
Included in this package was $350 billion worth of grants to state and local governments, further supporting budgets and
improving the credit profile of the muni sector as a whole.
The Biden administration has also announced additional
spending programs that would partially be paid for with
increased tax rates on wealthy individuals. Although the final size of the programs had not been decided as of period-
end, we believe there could be significant implications
for the muni market, including additional bond issuance
for infrastructure projects and the potential for increased
demand for tax-exempt sources of income. Another
challenge facing the muni market is the rise of UST rates and increased volatility across fixed income sectors. Historically, muni yields are slow to respond to fast-rising UST yields and fund flows tend to slow during times of higher volatility.
The Investment Company Institute (ICI) reported net inflows
of approximately $5.0 billion into municipal bond retail
vehicles in May 2021. For the 12-month period, muni bond
retail vehicles had approximately $98.6 billion of net inflows, according to the ICI.
For the 12-month period, U.S. fixed income sectors broadly
underperformed relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a +40.32%
total return for the period.
1
Investment-grade muni bonds, as
measured by the Bloomberg Barclays Municipal Bond Index,
posted a +4.74% total return, while USTs, as measured
by the Bloomberg Barclays U.S. Treasury Index, posted a
-3.75% total return, and investment-grade corporate bonds,
as measured by the Bloomberg Barclays U.S. Corporate
Bond Index, posted a +3.64% total return.
1
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
The foregoing information reflects our analysis and opinions as of May 31, 2021 . The information is not a complete
analysis of every aspect of any market, state, industry,
security or fund. Statements of fact are from sources
considered reliable.

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
This annual report for Franklin California High Yield
Municipal Fund covers the fiscal year ended May 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with a high level
of income exempt from federal and California personal
income taxes by normally investing at least 80% of its
net assets in municipal securities in any rating category,
including securities rated below investment grade, that pay
interest free from such taxes.

Its secondary goal is capital
appreciation to the extent possible and consistent with its
principal investment goal.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $10.81 on May 31, 2020, to $11.49 on
May 31, 2021.

The Fund’s Class A shares paid dividends
totaling 34.2754 cents per share for the reporting period. The
Performance Summary beginning on page 7 shows that at
the end of this reporting period the Fund’s Class A shares’
distribution rate was 2.55%, based on an annualization of
May’s 2.5422 cents per share monthly dividend and the
maximum offering price of $11.94 on May 31, 2021. An
investor in the 2021 maximum combined effective federal
and California personal income tax bracket of 53.10%
(including 3.80% Medicare tax) would need to earn a
distribution rate of 5.44% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary
beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
California’s large, diverse economy, which was strong before the novel coronavirus (COVID-19) pandemic, was negatively
impacted but began to recover during the 12-month period.
California’s unemployment rate began the period at 15.6%
and ended at 7.9%, compared with the 5.8% national rate.

The state’s enacted fiscal year (FY) 2020 budget increased
spending while maintaining strong reserves, but revenues
declined during the pandemic. Further revenue declines
projected for FY 2021 were offset by use of reserves,
education spending cuts, suspension of certain business
tax breaks, and increased federal Medicaid reimbursement
and COVID-19 aid. These factors and overall increased tax
revenue resulted in a sizable budget surplus by period-end.
The governor’s 2022 executive budget projected increased
general revenue and reversed most of the FY 2021 spending
cuts and tax increases. California’s net tax-supported
debt was $2,144 per capita and 3.0% of personal income,
compared with the $1,039 and 1.9% national medians,
respectively.

Independent credit rating agency Moody’s
Investors Service affirmed California’s general obligations
bonds’ Aa2 rating with a stable outlook.
5
The rating reflected
Moody’s view of the state’s large and diverse economy,
strong revenue collection throughout the pandemic,
and use of surpluses to build reserves. Moody’s noted
challenges, including high revenue volatility given the state’s disproportionate dependence on income taxes, constrained
flexibility to adjust spending and revenue, and relatively high debt and recurring costs.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing, 6/14/21.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
22
.

Franklin California High Yield Municipal Fund

franklintempleton.com
Annual Report
Manager’s Discussion
Consistent with our strategy, we sought to remain invested
in bonds that have an average weighted maturity of 15 to
30 years with good call features. Based on the combination
of our value-oriented philosophy of investing primarily for
income and a positively sloping municipal yield curve, in
which interest rates for longer-term bonds are higher than
those for shorter-term bonds, we favored the use of longer-
term bonds. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin
California High Yield Municipal Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of May 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
5/31/21
% of Total
Investments*
Special Tax 22.78%
Transportation 16.32%
Housing 11.19%
Industrial Dev. Revenue and Pollution Control 9.74%
Education 9.15%
Local 8.95%
Health Care 8.31%
Refunded 6.61%
Utilities 3.23%
Other Revenue Bonds 2.26%
Lease 0.82%
State General Obligation 0.64%
*Does not include cash and cash equivalents.

Performance Summary as May 31, 2021
Franklin California High Yield Municipal Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 5/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year +9.57% +5.46%
5-Year +22.76% +3.39%
10-Year +87.65% +6.09%
Advisor
1-Year +9.84% +9.84%
5-Year +23.73% +4.35%
10-Year +89.72% +6.61%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate

30-Day
Standardized
Yield

Taxable Equivalent
30-Day
Standardized Yield
6
A 2.55% 5.44% 1.62% 3.45%
Advisor 2.88% 6.14% 1.93% 4.12%
See page 9 for Performance Summary footnotes.

Franklin California High Yield Municipal Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(6/1/11–5/31/21)
Advisor Class
(6/1/11–5/31/21)

Franklin California High Yield Municipal Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Investments in lower-rated bonds include higher risk of default and loss of principal.
Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may in-
vest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation.
A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s May dividend and the maximum offering price (NAV for Advisor Class) per share on 5/31/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and California state personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(6/1/20–5/31/21)
Share Class
Net Investment
Income
A $0.342754
A1 $0.359546
C $0.297791
R6 $0.374451
Advisor $0.370813
Total Annual Operating Expenses

Share Class
A 0.80%
Advisor 0.55%

Your Fund’s Expenses
Franklin California High Yield Municipal Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 12/1/20
Ending
Account
Value 5/31/21
Expenses
Paid During
Period
12/1/20–5/31/21
1,2
Ending
Account
Value 5/31/21
Expenses
Paid During
Period
12/1/20–5/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,032.63 $3.99 $1,021.00 $3.97 0.79%
A1 $1,000 $1,033.46 $3.26 $1,021.73 $3.24 0.64%
C $1,000 $1,031.32 $6.01 $1,019.02 $5.97 1.19%
R6 $1,000 $1,034.90 $2.57 $1,022.41 $2.55 0.51%
Advisor $1,000 $1,034.79 $2.73 $1,022.24 $2.72 0.54%

franklintempleton.com
Annual Report
Franklin Tennessee Municipal Bond Fund
This annual report for Franklin Tennessee Municipal Bond
Fund covers the fiscal year ended May 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income exempt from federal
income taxes and from the personal income taxes for
resident shareholders of Tennessee to the extent consistent
with prudent investing and the preservation of shareholders’
capital, by normally investing at least 80% of its net assets in investment-grade municipal securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $10.96 on May 31, 2020, to $11.18 on
May 31, 2021.
2
The Fund’s Class A shares paid dividends
totaling 25.5829 cents per share for the reporting period. The
Performance Summary beginning on page 13 shows that at
the end of this reporting period the Fund’s Class A shares’
distribution rate was 1.83%, based on an annualization of
May’s 1.7765 cents per share monthly dividend and the
maximum offering price of $11.62 on May 31, 2021. An
investor in the 2021 maximum combined effective federal
and Tennessee personal income tax bracket of 40.80%
(including 3.80% Medicare tax) would need to earn a
distribution rate of 3.09% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary
beginning on page 13 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Tennessee’s economy was
negatively impacted by the novel coronavirus (COVID-19)
pandemic and state measures to control its spread, but the
economy began to recover. Tennessee’s unemployment rate
began the period at 9.6% and ended at 5.0%, compared
with the 5.8% national rate.
3
Given the pandemic and related
slowdown in tax revenue, lawmakers revised the fiscal year
(FY) 2021 budget. The revised budget called for bolstering
reserves and increasing infrastructure funding that would
allow cities and counties to address COVID-19 needs. The
revised budget also reduced education and mental health
funding. In November 2020, the governor asked state
departments to further cut expenditures for FY 2021. By
period-end, however, the state experienced a budget surplus
as revenues were more than expected. In May 2021, the
state passed a FY 2022 budget that included substantial
deposits into both the state’s pension and rainy-day funds.
Tennessee’s net tax-supported debt was relatively low at
$266 per capita and 0.5% of personal income, compared
with the $1,039 and 1.9% national medians, respectively.
4
Independent credit rating agency Moody's Investors Service
maintained the state’s general obligations bonds’ Aaa rating with a stable outlook.
5
The rating reflected Moody’s view of
the state’s conservative fiscal management, low debt levels, well-funded pension system, a growing and diversifying
economy, and flexibility to adjust retiree health care benefits.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing, 6/14/21.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
45
.

Franklin Tennessee Municipal Bond Fund

franklintempleton.com
Annual Report
Manager’s Discussion
Consistent with our strategy, we sought to remain invested
in bonds that have an average weighted maturity of 15 to
30 years with good call features. Based on the combination
of our value-oriented philosophy of investing primarily for
income and a positively sloping municipal yield curve, in
which interest rates for longer-term bonds are higher than
those for shorter-term bonds, we favored the use of longer-
term bonds. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin
Tennessee Municipal Bond Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of May 31, 2021 , the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
5/31/21
% of Total
Investments*
Utilities 29.78%
Health Care 19.68%
Local 18.88%
Refunded 12.04%
Transportation 8.26%
Housing 6.55%
Education 2.77%
State General Obligation 0.72%
Other Revenue Bonds 0.67%
Lease 0.65%
*Does not include cash and cash equivalents.

Performance Summary as of May 31, 2021
Franklin Tennessee Municipal Bond Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 5/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year +4.39% +0.47%
5-Year +12.97% +1.69%
10-Year +38.44% +2.91%
Advisor
5
1-Year +4.65% +4.65%
5-Year +13.97% +2.65%
10-Year +39.55% +3.39%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 1.83% 3.09% 0.99% 1.67%
Advisor 2.14% 3.61% 1.27% 2.15%
See page 15 for Performance Summary footnotes.

Franklin Tennessee Municipal Bond Fund
Performance Summary

franklintempleton.com
Annual Report
See page 15 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(6/1/11–5/31/21)
Advisor Class
(6/1/11–5/31/21)

Franklin Tennessee Municipal Bond Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s May dividend and the maximum offering price (NAV for Advisor Class) per share on 5/31/21.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and Tennessee state personal income tax rate of 40.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(6/1/20–5/31/21)
Share Class
Net Investment
Income
A $0.255829
A1 $0.272359
R6 $0.286942
Advisor $0.283416
Total Annual Operating Expenses
10
Share Class
A 0.93%
Advisor 0.68%

Your Fund’s Expenses
Franklin Tennessee Municipal Bond Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 12/1/20
Ending
Account
Value 5/31/21
Expenses
Paid During
Period
12/1/20–5/31/21
1,2
Ending
Account
Value 5/31/21
Expenses
Paid During
Period
12/1/20–5/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,017.25 $4.82 $1,020.15 $4.83 0.96%
A1 $1,000 $1,018.00 $4.08 $1,020.89 $4.09 0.81%
R6 $1,000 $1,018.65 $3.44 $1,021.53 $3.44 0.68%
Advisor $1,000 $1,017.58 $3.58 $1,021.38 $3.59 0.71%

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
Year Ended
May 31, 2019
a
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $10.81 $11.10 $10.70
Income from investment operations
b
:
Net investment income
c
.................................................. 0.35 0.34 0.27
Net realized and unrealized gains (losses) .................................... 0.67 (0.29) 0.41
Total from investment operations ............................................. 1.02 0.05 0.68
Less distributions from:
Net investment income ................................................... (0.34) (0.34) (0.28)
Net asset value, end of year ................................................ $11.49 $10.81 $11.10
Total return
d
............................................................ 9.57% 0.43% 6.56%
Ratios to average net assets
e
Expenses
f
.............................................................. 0.79% 0.80% 0.83%
Net investment income .................................................... 3.10% 3.10% 3.55%
Supplemental data
Net assets, end of year (000’s) .............................................. $618,967 $425,757 $244,196
Portfolio turnover rate ..................................................... 9.20% 23.29% 13.91%
a
For the period September 10, 2018 (effective date) to May 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.79 $11.08 $10.70 $10.89 $11.10
Income from investment operations
a
:
Net investment income
b
......................... 0.37 0.36 0.40 0.39 0.40
Net realized and unrealized gains (losses) ........... 0.67 (0.29) 0.39 (0.19) (0.22)
Total from investment operations .................... 1.04 0.07 0.79 0.20 0.18
Less distributions from:
Net investment income .......................... (0.36) (0.36) (0.41) (0.39) (0.39)
Net asset value, end of year ....................... $11.47 $10.79 $11.08 $10.70 $10.89
Total return
c
................................... 9.76% 0.58% 7.56% 1.92% 1.71%
Ratios to average net assets
Expenses ..................................... 0.64%
d
0.65%
d
0.68%
d
0.66% 0.63%
Net investment income ........................... 3.27% 3.25% 3.70% 3.63% 3.66%
Supplemental data
Net assets, end of year (000’s) ..................... $1,254,701 $1,282,022 $1,386,291 $1,378,169 $1,377,514
Portfolio turnover rate ............................ 9.20% 23.29% 13.91% 11.08% 19.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.87 $11.17 $10.78 $10.97 $11.17
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.30 0.34 0.33 0.34
Net realized and unrealized gains (losses) ........... 0.69 (0.30) 0.40 (0.19) (0.21)
Total from investment operations .................... 0.99 — 0.74 0.14 0.13
Less distributions from:
Net investment income .......................... (0.30) (0.30) (0.35) (0.33) (0.33)
Net asset value, end of year ....................... $11.56 $10.87 $11.17 $10.78 $10.97
Total return
c
................................... 9.18% (0.04)% 7.01% 1.34% 1.22%
Ratios to average net assets
Expenses ..................................... 1.19%
d
1.20%
d
1.23%
d
1.21% 1.18%
Net investment income ........................... 2.69% 2.70% 3.15% 3.08% 3.11%
Supplemental data
Net assets, end of year (000’s) ..................... $223,652 $253,579 $272,186 $327,022 $358,308
Portfolio turnover rate ............................ 9.20% 23.29% 13.91% 11.08% 19.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
Year Ended
May 31, 2018
a
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.82 $11.12 $10.74 $10.88
Income from investment operations
b
:
Net investment income
c
...................................... 0.38 0.38 0.41 0.35
Net realized and unrealized gains (losses) ........................ 0.68 (0.30) 0.39 (0.15)
Total from investment operations ................................. 1.06 0.08 0.80 0.20
Less distributions from:
Net investment income ....................................... (0.37) (0.38) (0.42) (0.34)
Net asset value, end of year .................................... $11.51 $10.82 $11.12 $10.74
Total return
d
................................................ 9.97% 0.63% 7.66% 1.84%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.52% 0.52% 0.57% 0.55%
Expenses net of waiver and payments by affiliates .................... 0.51%
f
0.51%
f
0.55%
f
0.53%
Net investment income ........................................ 3.37% 3.39% 3.83% 3.76%
Supplemental data
Net assets, end of year (000’s) .................................. $45,216 $26,741 $21,214 $13,004
Portfolio turnover rate ......................................... 9.20% 23.29% 13.91% 11.08%
a
For the period August 1, 2017 (effective date) to May 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.82 $11.11 $10.73 $10.91 $11.12
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.37 0.41 0.40 0.41
Net realized and unrealized gains (losses) ........... 0.67 (0.29) 0.39 (0.18) (0.22)
Total from investment operations .................... 1.05 0.08 0.80 0.22 0.19
Less distributions from:
Net investment income .......................... (0.37) (0.37) (0.42) (0.40) (0.40)
Net asset value, end of year ....................... $11.50 $10.82 $11.11 $10.73 $10.91
Total return .................................... 9.84% 0.68% 7.64% 2.10% 1.80%
Ratios to average net assets
Expenses ..................................... 0.54%
c
0.55%
c
0.58%
c
0.56% 0.53%
Net investment income ........................... 3.35% 3.35% 3.80% 3.73% 3.76%
Supplemental data
Net assets, end of year (000’s) ..................... $1,113,278 $903,694 $889,990 $748,355 $720,890
Portfolio turnover rate ............................ 9.20% 23.29% 13.91% 11.08% 19.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Statement of Investments, May 31, 2021
Franklin California High Yield Municipal Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.6%
California 91.0%
ABAG Finance Authority for Nonprofit Corp. , Covia Communities Obligated Group ,
Revenue , 2011 , Refunding , 6.125% , 7/01/41 ............................. $ 7,500,000 $ 7,526,628
Alameda Community Facilities District , City of Alameda Community Facilities District
No. 13-1 , Special Tax , 2016 , 5% , 9/01/46 ................................ 1,400,000 1,557,686
Artesia Redevelopment Agency Successor Agency ,
Tax Allocation, 2007, 5.5%, 6/01/42 .................................... 6,355,000 6,370,440
Tax Allocation, 2007, 5.7%, 6/01/42 .................................... 2,695,000 2,701,933
Tax Allocation, 2009, 7.7%, 6/01/46 .................................... 3,075,000 3,087,736
Baldwin Park Unified School District , GO , 2013 , Pre-Refunded , BAM Insured , Zero
Cpn., 8/01/42 ..................................................... 10,000,000 2,755,450
Bay Area Toll Authority , Revenue , 2013 S-4 , Pre-Refunded , 5.25% , 4/01/53 ........
15,000,000 16,418,256
Beaumont Unified School District , GO , 2011 C , Pre-Refunded , AGMC Insured , 6% ,
8/01/41 ......................................................... 1,925,000 1,943,734
California Community College Financing Authority , NCCD-Orange Coast Properties
LLC , Revenue , 2018 , 5.25% , 5/01/53 ................................... 6,250,000 6,960,966
a
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 27,050,000 30,914,103
Arbors Apartments, Revenue, 144A, 2020 A, 5%, 8/01/50 .................... 7,500,000 8,732,950
Brio Apartments & Next on Lex Apartments, Revenue, 144A, 2021 A-2, 4%, 8/01/47 12,500,000 13,601,525
Mira Vista Hills Apartments, Revenue, 144A, 2021 A, 4%, 2/01/56 ............. 13,000,000 13,768,377
Serenity at Larkspur Apartments, Revenue, 144A, 2020 A, 5%, 2/01/50 ......... 14,525,000 16,798,315
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 23,000,000 26,505,920
California County Tobacco Securitization Agency ,
Revenue, 2020 B-1, Refunding, 1.75%, 6/01/30 ........................... 1,000,000 1,004,382
Revenue, 2020 B-2, Refunding, Zero Cpn., 6/01/55 ........................ 83,010,000 16,490,459
Gold Country Settlement Funding Corp., Revenue, 2020 B-2, Refunding, Zero Cpn.,
6/01/55 ........................................................ 13,420,000 3,503,188
Merced County Tobacco Funding Corp., Revenue, 2020 B, Refunding, 5%, 6/01/50 3,000,000 3,566,336
Sonoma County Securitization Corp., Revenue, 2020 B-2, Refunding, Zero Cpn.,
6/01/55 ........................................................ 10,000,000 2,483,576
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/37 ....... 1,265,000 1,561,839
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/38 ....... 1,125,000 1,386,073
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/44 ....... 1,610,000 1,957,864
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/48 ....... 9,000,000 10,906,291
Chapman University, Revenue, 2015, 5%, 4/01/40 ......................... 5,000,000 5,750,271
Leland Stanford Junior University (The), Revenue, V-1, 5%, 5/01/49 ............ 10,000,000 15,825,063
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/42 ............. 8,500,000 10,109,860
University of San Francisco, Revenue, 2011, Pre-Refunded, 6.125%, 10/01/36 .... 2,000,000 2,039,237
University of the Pacific, Revenue, 2015, Refunding, 5%, 11/01/36 ............. 3,000,000 3,532,599
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group, Revenue, 2016 A, Refunding, 4%,
3/01/39 ........................................................ 8,190,000 9,144,762
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/45 .............................................. 4,500,000 5,111,136
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 4%,
8/15/49 ........................................................ 3,375,000 3,735,299
El Camino Hospital, Revenue, 2017, 4%, 2/01/42 .......................... 6,500,000 7,345,187
El Camino Hospital, Revenue, 2017, 5%, 2/01/42 .......................... 5,000,000 5,982,803
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2014 A, 5%, 8/15/43 .............................................. 7,160,000 7,979,159
Sutter Health Obligated Group, Revenue, 2016 B, Pre-Refunded, 5%, 11/15/46 ... 10,985,000 13,594,010
Sutter Health Obligated Group, Revenue, 2016 B, 5%, 11/15/46 ............... 15,940,000 19,242,025
California Housing Finance ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 54,788 64,725
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 4,988,226 5,848,666

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
a
California Infrastructure & Economic Development Bank ,
Goodwill Industries of Sacramento Valley and Northern Nevada, Inc., Revenue,
144A, 2016 A, 5%, 1/01/47 ......................................... $ 10,360,000 $ 9,935,013
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 2,300,000 2,659,263
California Municipal Finance Authority ,
a,b
Revenue, 144A, 2021 B, Refunding, 4%, 10/01/37 ......................... 8,150,000 7,267,479
Special Tax, 2020 B, 4%, 9/01/43 ...................................... 1,140,000 1,269,243
Special Tax, 2020 B, 4%, 9/01/50 ...................................... 1,600,000 1,770,458
b
Special Tax, 2021 A, 4%, 9/01/36 ...................................... 535,000 602,096
b
Special Tax, 2021 A, 4%, 9/01/46 ...................................... 1,095,000 1,214,092
b
Special Tax, 2021 A, 4%, 9/01/51 ...................................... 1,505,000 1,663,433
1717 University Associates LLC, Revenue, 2020 A-S, 5%, 9/01/57 ............. 1,175,000 1,175,924
ACI Royal York, Inc., Revenue, 2020 A, 4%, 2/15/55 ........................ 2,375,000 2,370,517
American Heritage Education Foundation, Revenue, 2016 A, Refunding, 5%, 6/01/36 3,000,000 3,440,964
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/36 ............... 1,100,000 1,320,188
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/39 ............... 1,000,000 1,192,236
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/35 ..................... 600,000 673,978
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/50 ..................... 3,250,000 3,593,765
a
California Baptist University, Revenue, 144A, 2015 A, 5.375%, 11/01/40 ......... 5,000,000 5,707,158
a
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 10,000,000 11,385,181
a
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/36 ............ 2,500,000 2,889,923
a,b
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 9,152,782
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5%, 8/15/30 ..... 1,000,000 1,107,271
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/39 ... 1,200,000 1,321,052
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/49 ... 3,500,000 3,831,473
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 5,000,000 5,953,659
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/46 ................ 4,965,000 5,919,033
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/51 ................ 8,050,000 8,603,806
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/54 ................ 6,400,000 6,810,798
CHF-Riverside I LLC, Revenue, 2018, 5%, 5/15/43 ......................... 1,500,000 1,796,304
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/49 ........................ 9,575,000 11,624,332
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/39 . 1,120,000 1,329,145
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 4,250,000 4,951,053
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/54 . 1,875,000 2,176,492
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 3%,
12/01/23 ....................................................... 100,000 102,428
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 4%,
12/01/26 ....................................................... 200,000 217,003
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/27 ....................................................... 100,000 114,839
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/29 ....................................................... 50,000 58,452
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/31 ....................................................... 130,000 153,224
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/36 ....................................................... 350,000 406,766
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/46 ....................................................... 1,000,000 1,138,341
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/54 ....................................................... 1,000,000 1,125,391
Community Hospitals of Central California Obligated Group, Revenue, 2015 A,
Refunding, 5%, 2/01/40 ............................................ 5,000,000 5,612,520
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 4%, 2/01/42 ............................................ 10,000,000 11,242,567
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 2,670,000 3,139,938

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/49 ....................................................... $ 480,000 $ 557,415
a
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4%, 11/01/36 ....... 1,395,000 1,439,524
a
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4.5%, 11/01/46 ...... 1,600,000 1,662,233
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/32 ............. 3,020,000 3,578,570
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/39 ............. 6,525,000 7,651,133
Developmental Services Support Foundation for Kern Inyo and Mono Counties,
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................. 3,895,000 4,769,555
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/37 ......... 2,625,000 3,110,832
HumanGood California Obligated Group, Revenue, 2019 A, Refunding, 5%, 10/01/44 12,885,000 15,064,697
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/37 ... 9,965,000 11,574,669
a
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/36 ..... 2,275,000 2,508,722
a
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/46 ..... 2,775,000 3,020,133
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 20,665,000 25,153,622
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 4%, 12/31/47 6,085,000 6,847,775
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 15,500,000 18,810,130
Literacy First Charter School Issuer LLC, Revenue, 2019 A, 5%, 12/01/39 ....... 1,145,000 1,363,926
Literacy First Charter School Issuer LLC, Revenue, 2019 A, 5%, 12/01/49 ....... 2,775,000 3,262,165
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/35 ...... 1,100,000 1,220,234
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/44 ...... 1,050,000 1,154,080
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/47 .. 3,000,000 3,500,621
a
P3 Claremont Holdings LLC, Revenue, 144A, 2020 A, 5%, 7/01/30 ............. 520,000 620,896
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/31 .. 1,000,000 1,136,457
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/36 .. 2,750,000 3,083,024
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/41 .. 1,750,000 1,944,244
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 3.875%, 7/01/28 1,345,000 1,438,824
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/38 .. 1,100,000 1,275,099
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/49 .. 3,600,000 4,097,977
ROP WMCC LLC, Revenue, 2013 A, Pre-Refunded, 5.625%, 11/15/33 .......... 1,000,000 1,131,350
ROP WMCC LLC, Revenue, 2013 A, Pre-Refunded, 6%, 11/15/48 ............. 4,000,000 4,558,876
a
Santa Rosa Academy, Revenue, 144A, 2015, 5.125%, 7/01/35 ................ 450,000 494,444
a
Santa Rosa Academy, Revenue, 144A, 2015, 5.375%, 7/01/45 ................ 1,400,000 1,531,842
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.5%, 12/01/33 ..................................... 3,115,000 3,390,958
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 7,000,000 7,621,309
a
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/41 ............... 925,000 1,031,680
a
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/51 ............... 1,385,000 1,522,204
a
STREAM Charter School, Revenue, 144A, 2020 B, 6.4%, 6/15/32 ............. 865,000 891,129
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/43 ............. 5,000,000 6,032,248
a
California Pollution Control Financing Authority ,
c
CalPlant I LLC, Revenue, 144A, 2017, 7%, 7/01/22 ........................ 3,500,000 2,275,000
c
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 13,000,000 8,450,000
c
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 11,500,000 7,475,000
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 4,500,000 4,199,163
Poseidon Resources Channelside LP, Revenue, 144A, 2012, 5%, 11/21/45 ...... 19,965,000 21,096,728
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 3,750,000 3,906,651
California Public Finance Authority ,
a
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 4,177,987
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
10/15/37 ....................................................... 1,100,000 1,280,316
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
10/15/47 ....................................................... 5,000,000 5,726,213
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/27 ............................................ 1,685,000 1,415,400

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Public Finance Authority, (continued)
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/32 ............................................ $ 4,030,000 $ 3,385,200
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/37 ............................................ 5,370,000 4,510,800
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/47 ............................................ 16,110,000 13,532,400
a,b
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/36 ....................................................... 1,000,000 1,147,403
a,b
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/51 ....................................................... 1,000,000 1,114,278
a,b
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/56 ....................................................... 1,000,000 1,108,097
a,b
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 B-1, Refunding, 3.125%,
5/15/29 ........................................................ 2,510,000 2,535,521
California School Finance Authority ,
a
Revenue, 144A, 2016, Pre-Refunded, 5%, 8/01/41 ......................... 190,000 225,534
a
Revenue, 144A, 2016, 5%, 8/01/41 .................................... 2,010,000 2,271,027
Alliance for College Ready Public Schools Obligated Group, Revenue, 2016 C, 5%,
7/01/46 ........................................................ 10,000,000 11,339,438
a
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/35 ........................................................ 1,000,000 1,137,634
a
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/45 ........................................................ 1,100,000 1,251,323
a
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/37 ....................................................... 1,485,000 1,756,067
a
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/44 ....................................................... 5,610,000 6,547,979
a
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/40 ..... 500,000 600,932
a
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/50 ..... 3,570,000 4,230,434
a
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/48 ............... 1,000,000 1,107,870
a
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/56 ............... 1,710,000 1,886,566
a
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/40 ........... 225,000 255,728
a
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/50 ........... 1,275,000 1,433,837
a
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/58 ........... 1,000,000 1,118,639
a
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/43 ........................................................ 4,000,000 4,537,255
a
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/49 ........................................................ 3,800,000 4,291,209
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/35 . 2,525,000 2,855,086
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/45 . 3,500,000 3,906,522
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/38 . 1,000,000 1,200,751
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/48 . 1,750,000 2,064,996
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 4%, 6/01/31 ..................... 250,000 272,860
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/41 ..................... 435,000 494,795
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/51 ..................... 600,000 674,772
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/61 ..................... 1,320,000 1,468,756
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/35 1,200,000 1,362,635
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/45 1,675,000 1,879,880
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2017 A, 5%, 7/01/47 1,500,000 1,758,321
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/39 1,000,000 1,240,502
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/54 3,300,000 4,016,873
a
Larchmont Schools, Revenue, 144A, 2018 A, 5%, 6/01/55 ................... 2,050,000 2,264,033
a
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 3%, 7/01/30 ..... 365,000 379,904
a
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/45 ..... 825,000 941,962
a
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/55 ..... 1,235,000 1,397,370
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/30 ........ 2,000,000 2,265,827

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California School Finance Authority, (continued)
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/37 ........ $ 2,000,000 $ 2,231,366
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/47 ........ 1,975,000 2,167,682
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/52 ........ 1,340,000 1,467,229
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5%, 6/01/34 .... 750,000 845,457
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.125%, 6/01/47 . 845,000 938,939
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.25%, 6/01/52 .. 980,000 1,092,210
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/30 .... 315,000 367,382
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/37 .... 360,000 411,559
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/47 .... 1,720,000 1,934,645
a
Summit Public Schools Obligated Group, Revenue, 144A, 2017, 5%, 6/01/47 ..... 1,500,000 1,727,608
California State Public Works Board ,
Revenue, 2011 A, Refunding, 5.125%, 10/01/31 ........................... 3,605,000 3,664,362
State of California Department of Corrections & Rehabilitation, Revenue, 2011 C,
Refunding, 5.75%, 10/01/31 ........................................ 4,640,000 4,725,984
California State University , Revenue , 2015 A , Refunding , 5% , 11/01/47 ...........
14,980,000 17,629,241
California Statewide Communities Development Authority ,
Revenue, 2015, Refunding, 5%, 9/02/40 ................................. 2,230,000 2,479,064
Special Assessment, 2016 A, 5%, 9/02/36 ............................... 1,035,000 1,193,290
Special Assessment, 2016 A, 5%, 9/02/45 ............................... 2,250,000 2,560,132
Special Assessment, 2017 A, 4%, 9/02/27 ............................... 1,775,000 1,923,544
Special Assessment, 2017 A, 5%, 9/02/37 ............................... 1,975,000 2,309,938
Special Assessment, 2017 A, 5%, 9/02/46 ............................... 2,460,000 2,838,546
Special Assessment, 2017 B, 5%, 9/02/37 ............................... 3,260,000 3,837,943
Special Assessment, 2017 B, 5%, 9/02/47 ............................... 2,520,000 2,926,375
Special Assessment, 2017 C, 5%, 9/02/37 ............................... 4,790,000 5,633,024
Special Assessment, 2018 A, 5%, 9/02/38 ............................... 2,150,000 2,589,176
Special Assessment, 2018 A, 5%, 9/02/47 ............................... 3,750,000 4,441,226
Special Assessment, 2018 B, 5%, 9/02/38 ............................... 2,760,000 3,319,645
Special Assessment, 2018 B, 5%, 9/02/43 ............................... 4,690,000 5,587,359
Special Assessment, 2018 B, 5%, 9/02/48 ............................... 4,605,000 5,449,261
Special Assessment, 2018 C, 5%, 9/02/38 ............................... 6,000,000 7,198,683
Special Assessment, 2018 C, 5%, 9/02/48 ............................... 6,605,000 7,791,727
Special Assessment, 2019 A, 5%, 9/02/39 ............................... 1,600,000 1,953,292
Special Assessment, 2019 A, 5%, 9/02/44 ............................... 940,000 1,137,790
Special Assessment, 2019 A, 5%, 9/02/48 ............................... 945,000 1,138,448
Special Assessment, 2019 B, 5%, 9/02/39 ............................... 1,060,000 1,289,571
Special Assessment, 2019 C, 5%, 9/02/39 ............................... 850,000 1,034,808
Special Assessment, 2020 A, 5%, 9/02/40 ............................... 1,250,000 1,535,566
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 900,000 1,007,120
Special Assessment, 2020 A, 5%, 9/02/50 ............................... 1,000,000 1,209,212
Special Assessment, 2020 B, 4%, 9/02/40 ............................... 1,125,000 1,283,498
Special Assessment, 2020 B, 4%, 9/02/50 ............................... 1,370,000 1,537,863
Special Assessment, 2021 A, 4%, 9/02/41 ............................... 2,000,000 2,236,127
Special Assessment, 2021 A, 4%, 9/02/51 ............................... 2,000,000 2,201,524
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/15/32 ........... 750,000 836,004
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/15/40 ........... 1,010,000 1,109,655
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/35 ......... 2,000,000 2,267,250
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/45 ......... 3,810,000 4,270,962
California Baptist University, Revenue, 2011 A, Pre-Refunded, 7.25%, 11/01/31 ... 1,250,000 1,286,598
California Baptist University, Revenue, 2011 A, Pre-Refunded, 7.5%, 11/01/41 .... 2,750,000 2,833,359
California Baptist University, Revenue, 2014 A, 5.125%, 11/01/23 .............. 410,000 434,345
California Baptist University, Revenue, 2014 A, 6.125%, 11/01/33 .............. 1,565,000 1,743,455
California Baptist University, Revenue, 2014 A, 6.375%, 11/01/43 .............. 4,035,000 4,478,192
a
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/32 ... 1,135,000 1,355,579
a
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/41 ... 1,875,000 2,193,530

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
CHF-Irvine LLC, Revenue, 2016, Refunding, 5%, 5/15/40 .................... $ 1,500,000 $ 1,740,350
CHF-Irvine LLC, Revenue, 2017, 5%, 5/15/42 ............................ 710,000 842,109
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2014
B, Refunding, 5%, 7/01/44 ......................................... 4,450,000 4,911,123
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
5%, 7/01/43 .................................................... 1,000,000 1,199,205
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
4%, 7/01/48 .................................................... 6,000,000 6,695,251
Community Facilities District No. 2015-01, Special Tax, 2015-1, 4%, 9/01/50 ...... 1,725,000 1,969,961
Community Facilities District No. 2015-01, Special Tax, 2020, 4%, 9/01/40 ....... 700,000 797,355
Community Facilities District No. 2015-01, Special Tax, 2020, 4%, 9/01/50 ....... 1,335,000 1,496,198
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2016 A, Refunding, 5%, 9/01/36 ..................................... 1,000,000 1,129,266
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2016 A, Refunding, 5%, 9/01/45 ..................................... 1,500,000 1,676,830
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/37 ................................................ 1,225,000 1,445,252
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/47 ................................................ 2,000,000 2,323,661
Community Facilities District No. 2016-02, Special Tax, 2016 A, 5%, 9/01/46 ...... 11,020,000 12,465,806
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 1,230,000 1,495,283
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/49 ....... 3,000,000 3,589,667
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/40 ....... 3,845,000 4,369,473
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/50 ....... 3,845,000 4,305,906
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/39 ....... 1,750,000 2,095,494
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/48 ....... 2,000,000 2,359,230
Community Facilities District No. 2020-01, Special Tax, 2021, 4%, 9/01/41 ....... 560,000 647,293
Community Facilities District No. 2020-01, Special Tax, 2021, 4%, 9/01/51 ....... 700,000 801,977
Community Facilities District No. 2020-02, Special Tax, 2021, 4%, 9/01/41 ....... 730,000 838,757
Community Facilities District No. 2020-02, Special Tax, 2021, 4%, 9/01/51 ....... 1,350,000 1,526,999
Covenant Living Communities and Services Obligated Group, Revenue, 2013 C, Pre-
Refunded, 5.625%, 12/01/36 ........................................ 8,000,000 9,065,494
Enloe Medical Center, Revenue, 2015, Refunding, California Mortgage Insured, 5%,
8/15/38 ........................................................ 6,000,000 7,093,276
Eskaton Properties, Inc. Obligated Group, Revenue, 2012, 5.25%, 11/15/34 ...... 4,350,000 4,527,180
a
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/46 12,735,000 14,362,276
a
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/34 ......... 375,000 457,761
a
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/39 ......... 950,000 1,145,635
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5%, 12/01/41 ................................................... 1,245,000 1,406,983
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 52,005,000 58,694,809
Los Angeles Jewish Home for the Aging Obligated Group, Revenue, 2014 A, Pre-
Refunded, California Mortgage Insured, 5%, 8/01/44 ...................... 2,450,000 2,639,456
Marin General Hospital Obligated Group, Revenue, 2018 A, 4%, 8/01/45 ........ 1,500,000 1,561,138
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 5%, 1/01/48 ............................................ 5,000,000 5,894,983
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 4,325,000 4,757,691
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 8,000,000 8,655,702
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 2,635,000 2,845,318
Capistrano Unified School District , Community Facilities District No. 2005-1 , Special
Tax , 2013 , 5.5% , 9/01/43 ............................................ 4,955,000 5,372,119
Casitas Municipal Water District ,
Community Facilities District No. 2013-1 OJAI, Special Tax, 2017 B, BAM Insured,
5%, 9/01/42 .................................................... 8,000,000 9,755,004

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Casitas Municipal Water District, (continued)
Community Facilities District No. 2013-1 OJAI, Special Tax, 2017 B, BAM Insured,
5.25%, 9/01/47 .................................................. $ 5,000,000 $ 6,241,952
Centinela Valley Union High School District ,
GO, 2012 B, Refunding, AGMC Insured, Zero Cpn., 8/01/45 .................. 42,000,000 10,722,654
GO, 2014 C, Pre-Refunded, 5%, 8/01/35 ................................ 4,195,000 4,813,943
Central School District ,
GO, A, 5%, 8/01/44 ................................................ 7,375,000 8,615,390
GO, C, 5%, 8/01/44 ................................................ 3,615,000 4,223,002
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2019-1, Special Tax, 2019-1, 4%,
9/01/40 ........................................................ 500,000 560,315
City of Chino Community Facilities District No. 2019-1, Special Tax, 2019-1, 4%,
9/01/51 ........................................................ 1,000,000 1,107,684
City & County of San Francisco ,
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/42 ........ 775,000 865,646
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/50 ........ 1,450,000 1,607,158
a
District No. 2020-1, Special Tax, 144A, 2021 A, 3%, 9/01/21 .................. 250,000 251,708
a
District No. 2020-1, Special Tax, 144A, 2021 A, 4%, 9/01/31 .................. 400,000 467,450
a
District No. 2020-1, Special Tax, 144A, 2021 A, 4%, 9/01/36 .................. 700,000 811,064
a
District No. 2020-1, Special Tax, 144A, 2021 A, 4%, 9/01/51 .................. 1,700,000 1,936,790
City of Beaumont ,
Community Facilities District No. 2016-1, Special Tax, 2019, 5%, 9/01/44 ........ 300,000 343,177
Community Facilities District No. 2016-1, Special Tax, 2019, 5%, 9/01/49 ........ 400,000 455,878
Community Facilities District No. 2019-1, Special Tax, 2019-1, 3.25%, 9/01/50 .... 450,000 469,970
City of Calimesa ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/45 ........ 865,000 968,557
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/50 ........ 825,000 921,060
City of Chino ,
Community Facilities District No. 2003-3, Special Tax, 2015, 5%, 9/01/45 ........ 1,665,000 1,869,212
Community Facilities District No. 2016-2, Special Tax, 2017, 5%, 9/01/42 ........ 1,535,000 1,720,193
City of Chula Vista ,
Community Facilities District No. 06-1, Special Tax, 2018, 5%, 9/01/43 .......... 1,000,000 1,144,380
Community Facilities District No. 06-1, Special Tax, 2018, 5%, 9/01/48 .......... 1,185,000 1,349,361
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2018
A, 5%, 9/01/38 .................................................. 1,200,000 1,347,864
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2018
A, 5%, 9/01/48 .................................................. 1,000,000 1,114,016
City of Dana Point ,
Community Facilities District No. 2006-1, Special Tax, 2014, Pre-Refunded, 5%,
9/01/38 ........................................................ 1,000,000 1,106,374
Community Facilities District No. 2006-1, Special Tax, 2014, Pre-Refunded, 5%,
9/01/45 ........................................................ 2,500,000 2,765,934
City of Dixon ,
Community Facilities District No. 2013-1 Parklane, Special Tax, 2019, 5%, 9/01/44 . 2,645,000 3,155,891
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/36 200,000 229,921
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/40 400,000 456,705
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/50 1,000,000 1,126,900
City of Dublin , Community Facilities District No. 2015-1 , Special Tax , 2019 , 5% , 9/01/49
2,300,000 2,658,638
City of Fairfield ,
Community Facilities District No. 2016-1, Special Tax, 2019 A, 5%, 9/01/44 ...... 2,000,000 2,402,351
a
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/35 .. 1,000,000 1,234,525
a
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/50 .. 3,255,000 3,920,883

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Fillmore ,
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/40 ............ $ 1,500,000 $ 1,628,792
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/45 ............ 2,630,000 2,847,608
City of Fontana ,
Community Facilities District No. 80, Special Tax, 2017, 5%, 9/01/46 ........... 1,000,000 1,167,744
Community Facilities District No. 81, Special Tax, 2018, 4%, 9/01/43 ........... 1,000,000 1,101,797
City of Fullerton ,
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/34 ............ 1,075,000 1,157,098
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/44 ............ 2,450,000 2,623,703
City of Irvine ,
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/39 ........ 1,000,000 1,120,863
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/44 ........ 1,500,000 1,674,011
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/49 ........ 2,750,000 3,060,132
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/43 ........ 2,500,000 2,918,103
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/48 ........ 3,250,000 3,776,106
Community Facilities District No. 2013-3, Special Tax, 2018, AGMC Insured, 5%,
9/01/51 ........................................................ 1,250,000 1,488,904
City of La Verne ,
Brethren Hillcrest Homes Obligated Group, COP, 2014, Pre-Refunded, 5%, 5/15/36 1,430,000 1,510,286
Copacabana Mobilehome Park, Revenue, 2014, Refunding, 5%, 6/15/49 ........ 1,765,000 1,969,027
City of Lake Elsinore ,
Community Facilities District No. 2006-1 Summerly, Special Tax, 2020, 4%, 9/01/36 350,000 395,015
Community Facilities District No. 2006-1 Summerly, Special Tax, 2020, 4%, 9/01/40 385,000 432,406
Community Facilities District No. 2006-1 Summerly, Special Tax, 2020, 4%, 9/01/50 1,000,000 1,110,855
City of Long Beach ,
Marina System, Revenue, 2015, 5%, 5/15/34 ............................. 1,300,000 1,457,941
Marina System, Revenue, 2015, 5%, 5/15/40 ............................. 3,500,000 3,894,269
Marina System, Revenue, 2015, 5%, 5/15/45 ............................. 2,500,000 2,764,630
City of Los Angeles , Department of Airports , Revenue , 2019 D , 4% , 5/15/44 .......
5,525,000 6,324,608
City of Murrieta , Community Facilities District No. 2005-5 Golden City , Special Tax ,
2018 , 5% , 9/01/48 ................................................. 3,740,000 4,258,742
City of Ontario ,
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/42 ........... 1,000,000 1,118,278
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/47 ........... 500,000 557,908
Community Facilities District No. 31, Special Tax, 2017, 5%, 9/01/47 ........... 1,100,000 1,283,603
City of Oroville ,
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/49 ......................... 3,500,000 3,976,323
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/54 ......................... 3,500,000 3,948,286
City of Rancho Cordova ,
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2018-1, 5%,
9/01/44 ........................................................ 415,000 481,864
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/34 ........................................................ 175,000 197,089
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/35 ........................................................ 180,000 202,468
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/36 ........................................................ 185,000 207,816
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/37 ........................................................ 195,000 218,653
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/38 ........................................................ 200,000 223,915
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/39 ........................................................ 210,000 234,877
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/40 ........................................................ 220,000 245,754

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Rancho Cordova, (continued)
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/46 ........................................................ $ 175,000 $ 193,829
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/40 .................................................... 1,200,000 1,356,311
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/45 .................................................... 1,250,000 1,401,144
City of Rocklin , Community Facilities District No. 10 Whitney Ranch , Special Tax , 2019 ,
5% , 9/01/40 ...................................................... 2,000,000 2,240,495
City of Roseville ,
b
Special Tax, 2021, 4%, 9/01/41 ....................................... 750,000 856,363
b
Special Tax, 2021, 4%, 9/01/50 ....................................... 2,000,000 2,264,287
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 .... 630,000 746,863
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/50 .... 1,745,000 2,058,850
a
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/32 ............................................ 1,265,000 1,509,676
a
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/47 ............................................ 6,500,000 7,562,421
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5%,
9/01/36 ........................................................ 2,180,000 2,515,617
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5.5%,
9/01/46 ........................................................ 7,160,000 8,317,474
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/40 ........................................................ 575,000 644,003
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ 450,000 500,237
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/50 ........................................................ 1,000,000 1,108,385
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/39 ........................................................ 440,000 510,249
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 500,000 576,498
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 575,000 660,631
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/37 ........................................................ 350,000 394,600
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/41 ........................................................ 400,000 446,575
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/46 ........................................................ 650,000 724,133
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/51 ........................................................ 1,295,000 1,437,221
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 3,230,000 3,743,392
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ 490,000 544,703
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/50 ........................................................ 650,000 720,450
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/29 .... 500,000 561,392
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/34 .... 1,100,000 1,220,857
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/39 .... 1,885,000 2,081,059
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/44 .... 1,650,000 1,817,592
Westbrook Community Facilities District No. 1, Special Tax, 2019, 5%, 9/01/49 .... 3,800,000 4,386,373
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/32 ........................................................ 1,120,000 1,283,638
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/33 ........................................................ 1,000,000 1,144,216

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville, (continued)
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/37 ........................................................ $ 1,250,000 $ 1,420,470
City of Sacramento ,
Greenbriar Community Facilities District No. 2018-03, Special Tax, 2021, 4%, 9/01/46 1,450,000 1,635,034
Greenbriar Community Facilities District No. 2018-03, Special Tax, 2021, 4%, 9/01/50 1,000,000 1,123,930
Natomas Central Community Facilities District No. 2006-2, Special Tax, 2016, 5%,
9/01/46 ........................................................ 1,815,000 2,081,138
a
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/32 ................................................ 300,000 339,651
a
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/37 ................................................ 710,000 798,991
a
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/47 ................................................ 1,900,000 2,120,050
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 500,000 571,962
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 1,000,000 1,138,374
North Natomas Community Facilities District No. 4, Special Tax, 2013 E, Refunding,
5.25%, 9/01/33 .................................................. 3,000,000 3,284,462
City of San Buenaventura ,
Community Memorial Health System, Revenue, 2011, Pre-Refunded, 8%, 12/01/31 10,000,000 10,380,741
Community Memorial Health System, Revenue, 2011, Pre-Refunded, 7.5%, 12/01/41 5,000,000 5,179,246
City of San Clemente ,
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/40 ........ 1,760,000 1,993,884
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/46 ........ 2,455,000 2,762,073
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue , 2018 C ,
Refunding , 4% , 6/01/32 ............................................. 830,000 919,018
b
City of San Luis Obispo ,
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/41 ........ 175,000 200,507
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/46 ........ 740,000 840,189
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/51 ........ 925,000 1,046,925
City of San Mateo ,
Community Facilities District No. 2008-1, Special Tax, 2012, 5.875%, 9/01/32 ..... 1,500,000 1,582,846
Community Facilities District No. 2008-1, Special Tax, 2012, 6%, 9/01/42 ........ 5,000,000 5,246,317
Community Facilities District No. 2008-1, Special Tax, 2014, 5.375%, 9/01/38 ..... 2,500,000 2,614,017
Community Facilities District No. 2008-1, Special Tax, 2014, 5.5%, 9/01/44 ....... 3,300,000 3,451,630
City of Santa Paula ,
Harvest Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/35 ...... 600,000 725,130
Harvest Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 ...... 1,000,000 1,196,209
Harvest Community Facilities District No. 1, Special Tax, 2020, 4%, 9/01/45 ...... 1,100,000 1,222,085
Harvest Community Facilities District No. 1, Special Tax, 2020, 4%, 9/01/50 ...... 1,375,000 1,522,513
City of Simi Valley , Assessment District No. 98-1 , 1915 Act, Special Assessment , 1999 ,
7.3% , 9/02/24 .................................................... 835,000 843,978
City of Tracy ,
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/33 ....... 1,610,000 1,859,901
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/38 ....... 2,385,000 2,731,850
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/43 ....... 5,750,000 6,539,576
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/48 ....... 6,240,000 7,067,139
Community Facilities District No. 2016-01, Special Tax, 2019, 5%, 9/01/44 ....... 2,600,000 2,952,420
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/44 ....... 1,500,000 1,753,957
City of Tustin ,
Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding, 5%, 9/01/37 1,000,000 1,166,793
Community Facilities District No. 07-1, Special Tax, 2015 A, Refunding, 5%, 9/01/37 2,330,000 2,650,836
Community Facilities District No. 14-1, Special Tax, 2015 A, 5%, 9/01/40 ........ 750,000 853,296

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Tustin, (continued)
Community Facilities District No. 14-1, Special Tax, 2015 A, 5%, 9/01/45 ........ $ 1,000,000 $ 1,130,934
City of Upland , Community Facilities District No. 2015-1 , Special Tax , 2019 A , 4% ,
9/01/49 ......................................................... 550,000 608,772
City of Vernon ,
Electric System, Revenue, 2012 A, 5.5%, 8/01/41 .......................... 7,500,000 7,831,165
Electric System, Revenue, 2020 A, Refunding, 5%, 8/01/35 .................. 1,440,000 1,788,289
City of Woodland ,
Community Facilities District No. 2004-1, Special Tax, 2019, 5%, 9/01/44 ........ 1,565,000 1,786,780
Community Facilities District No. 2004-1, Special Tax, 2019, 5%, 9/01/48 ........ 1,740,000 1,980,573
City of Yucaipa ,
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5%, 9/01/26 . 1,000,000 1,011,010
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5.375%,
9/01/30 ........................................................ 1,800,000 1,819,835
Clovis Unified School District ,
GO, 2004 A, NATL Insured, ETM, Zero Cpn., 8/01/27 ....................... 1,205,000 1,131,753
GO, 2004 A, NATL Insured, Zero Cpn., 8/01/27 ........................... 6,295,000 5,923,046
GO, 2004 A, NATL Insured, Zero Cpn., 8/01/28 ........................... 3,000,000 2,761,376
a
CMFA Special Finance Agency I , Revenue , 144A, 2021 A-T , 5% , 4/01/41 .......... 7,875,000 7,940,727
Coachella Valley Unified School District ,
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/42 .......................... 8,500,000 5,264,621
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/43 .......................... 3,000,000 1,805,550
Compton Community Redevelopment Agency ,
Tax Allocation, Second Lien, 2010 B, 5.7%, 8/01/30 ........................ 2,255,000 2,262,324
Tax Allocation, Second Lien, 2010 B, 6%, 8/01/42 .......................... 3,460,000 3,470,555
Corona-Norco Unified School District , Community Facilities District No. 05-1 , Special
Tax , 2016 , Refunding , 5% , 9/01/36 ..................................... 500,000 581,865
Cotati-Rohnert Park Unified School District , GO , A , BAM Insured , 5% , 8/01/45 ......
4,000,000 4,624,773
County of El Dorado , Community Facilities District No. 2014-1 , Special Tax , 2018 , 5% ,
9/01/48 ......................................................... 2,850,000 3,177,823
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 5,200,000 5,234,882
County of Orange ,
Community Facilities District No. 2015-1, Special Tax, 2015 A, 5%, 8/15/34 ...... 1,495,000 1,704,183
Community Facilities District No. 2015-1, Special Tax, 2015 A, 5.25%, 8/15/45 .... 4,880,000 5,557,585
Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%, 8/15/42 ...... 6,230,000 7,469,653
Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%, 8/15/47 ...... 10,000,000 11,898,563
County of Riverside , Community Facilities District No. 03-1 , Special Tax , 2014 ,
Refunding , 5% , 9/01/30 ............................................. 1,500,000 1,681,706
County of San Bernardino ,
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/40 1,000,000 1,130,260
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/45 1,000,000 1,119,616
County of Stockton ,
Community Facilities District No. 2018-2, Special Tax, 2020, 4%, 9/01/40 ........ 1,580,000 1,766,652
Community Facilities District No. 2018-2, Special Tax, 2020, 4%, 9/01/45 ........ 1,115,000 1,236,032
Community Facilities District No. 2018-2, Special Tax, 2020, 4%, 9/01/50 ........ 1,565,000 1,732,693
a
CSCDA Community Improvement Authority ,
Revenue, 144A, 2020 A, 5%, 1/01/54 ................................... 10,000,000 11,782,050
Revenue, 144A, 2021 A, 4%, 8/01/56 ................................... 8,000,000 8,707,686
Revenue, 144A, 2021 A-1, 3.4%, 10/01/46 ............................... 5,000,000 5,167,327
b
Union South Bay, Revenue, 144A, 2021 A-2, 4%, 7/01/56 .................... 12,500,000 13,477,014

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Cudahy Community Development Commission Successor Agency , Tax Allocation , 2011
B , Pre-Refunded , 7.75% , 10/01/27 ..................................... $ 3,795,000 $ 3,890,658
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
B , Refunding , 5.85% , 12/15/47 ........................................ 4,525,000 4,535,204
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 ..........
2,000,000 2,086,154
Del Mar Union School District , Community Facilities District No. 99-1 , Special Tax ,
2019 , Refunding , BAM Insured , 4% , 9/01/49 ............................. 2,000,000 2,290,813
Duarte Redevelopment Agency , Tax Allocation , 1999 , ETM, Zero Cpn., 12/01/28 ....
18,150,000 13,142,774
Dublin Community Facilities District No. 2015-1 ,
Special Tax, 2017, 5%, 9/01/37 ....................................... 1,550,000 1,837,709
Special Tax, 2017, 5%, 9/01/47 ....................................... 4,500,000 5,262,579
Special Tax, 2019, 5%, 9/01/39 ....................................... 3,665,000 4,294,177
Special Tax, 2019, 5%, 9/01/44 ....................................... 6,625,000 7,692,400
Eastern Municipal Water District ,
Community Facilities District No. 2004-35, Special Tax, 2021, 4%, 9/01/46 ....... 220,000 248,697
Community Facilities District No. 2004-35, Special Tax, 2021, 4%, 9/01/50 ....... 200,000 225,535
El Rancho Unified School District , GO , 2004 , NATL Insured , Zero Cpn., 8/01/29 ....
2,400,000 2,080,433
d,e
FHLMC, Multi-family ML Pass-Through Certificates ,
FRN, 2019-ML06, XCA, 1.096%, 7/25/35 ................................ 138,764,073 13,025,784
a
144A, FRN, 2020-ML07, XCA, 2.132%, 1/25/37 ........................... 124,202,281 24,243,043
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19, Special Tax, 2017, 5%, 9/01/47 3,280,000 3,817,044
City of Folsom Community Facilities District No. 19, Special Tax, 2019, 5%, 9/01/49 1,825,000 2,119,468
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/28 600,000 707,910
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/33 530,000 615,123
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/38 850,000 978,152
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/48 1,675,000 1,908,800
City of Folsom Community Facilities District No. 21, Special Tax, 2019, 5%, 9/01/49 2,000,000 2,321,617
City of Folsom Community Facilities District No. 21, Special Tax, 2021, 4%, 9/01/50 800,000 881,299
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/40 1,245,000 1,393,629
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/45 1,075,000 1,193,018
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/50 1,140,000 1,262,153
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 75,000,000 44,403,450
Revenue, 2013 B-1, Refunding, 3.95%, 1/15/53 ........................... 25,000,000 28,236,710
Revenue, 2013 B-2, Refunding, 3.5%, 1/15/53 ............................ 17,500,000 19,692,332
Revenue, 2015 A, Refunding, Zero Cpn., 1/15/33 .......................... 19,000,000 14,672,332
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/43 ..................... 41,979,000 49,457,479
Fremont Community Facilities District No. 1 ,
Special Tax, 2015, Refunding, 5%, 9/01/40 ............................... 4,655,000 5,241,035
Special Tax, 2015, Refunding, 5%, 9/01/45 ............................... 3,255,000 3,642,941
Golden State Tobacco Securitization Corp. ,
Revenue, 2007 A-2, 5.3%, 6/01/37 ..................................... 5,000,000 5,212,096
Revenue, 2007 C, Refunding, Zero Cpn., 6/01/47 .......................... 50,000,000 10,859,695
Revenue, 2015 A, Refunding, 5%, 6/01/45 ............................... 37,630,000 43,785,391
Revenue, 2018 A-1, Refunding, 5.25%, 6/01/47 ........................... 63,500,000 65,983,574
Revenue, 2018 A-2, Refunding, 5%, 6/01/47 ............................. 12,750,000 13,204,258
Hanford Joint Union High School District ,
GO, B, AGMC Insured, Zero Cpn., 8/01/32 ............................... 3,635,000 2,889,323
GO, B, AGMC Insured, Zero Cpn., 8/01/33 ............................... 3,705,000 2,856,414
GO, B, AGMC Insured, Zero Cpn., 8/01/35 ............................... 4,120,000 2,996,066

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Hartnell Community College District , GO , 2009 D , Zero Cpn., 8/01/49 ............
$ 10,000,000 $ 4,829,349
Imperial Community College District , GO , 2011 A , Pre-Refunded , AGMC Insured ,
6.75% , 8/01/40 ................................................... 3,500,000 4,392,048
Independent Cities Finance Authority ,
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/44 ....... 2,015,000 2,202,604
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/49 ....... 4,800,000 5,238,179
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/56 ............. 4,000,000 4,153,739
Millennium Housing of California, Revenue, 2019, Refunding, 5%, 5/15/48 ....... 3,000,000 3,663,590
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/45 ............. 5,000,000 5,509,461
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/50 ............. 4,900,000 5,388,406
Indio Community Facilities District No. 2004-3 , Special Tax , 2015 , Refunding , 5% ,
9/01/35 ......................................................... 1,190,000 1,354,686
Inland Valley Development Agency ,
Tax Allocation, 2014 A, Refunding, 5.25%, 9/01/37 ......................... 7,500,000 8,281,672
Tax Allocation, 2014 A, Refunding, 5%, 9/01/44 ........................... 9,000,000 9,835,094
Irvine Unified School District ,
Community Facilities District No. 09-1, Special Tax, 2017 A, 5%, 9/01/42 ........ 700,000 841,002
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/42 ........ 1,000,000 1,201,432
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/51 ........ 2,500,000 2,962,760
Community Facilities District No. 09-1, Special Tax, 2017 C, 5%, 9/01/47 ........ 1,000,000 1,194,018
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 9/01/49 ........ 1,000,000 1,188,091
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/45 2,000,000 2,388,971
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/49 2,000,000 2,378,786
Jurupa Community Services District , Community Facilities District No. 53 , Special Tax ,
2020 A , 4% , 9/01/43 ................................................ 300,000 340,215
Jurupa Public Financing Authority ,
Special Tax, 2014 A, Refunding, 5%, 9/01/42 ............................. 2,220,000 2,509,185
Special Tax, 2015 A, Refunding, 5%, 9/01/43 ............................. 4,000,000 4,657,017
Special Tax, Sub. Lien, 2015 B, Refunding, 5%, 9/01/40 ..................... 4,000,000 4,533,311
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 ..........
3,250,000 3,677,573
Lake Elsinore Public Financing Authority ,
City of Lake Elsinore Assessment District No. 93-1, Special Tax, 2012 B, Pre-
Refunded, 5.125%, 9/02/30 ......................................... 4,980,000 5,287,977
City of Lake Elsinore Community Facilities District No. 2003-2, Special Tax, 2014 A,
Pre-Refunded, 5.75%, 9/01/44 ...................................... 3,240,000 3,642,976
City of Lake Elsinore Community Facilities District No. 98-1, Special Tax, 2013 C,
Pre-Refunded, 5.25%, 9/01/33 ...................................... 8,000,000 8,905,363
Lake Tahoe Unified School District , GO , 2012 , Zero Cpn., 8/01/40 ...............
1,140,000 1,235,725
Lammersville Joint Unified School District ,
Community Facilities District No. 2014-1, Special Tax, 2017, 5%, 9/01/47 ........ 4,000,000 4,639,727
Community Facilities District No. 2014-1, Special Tax, 2019, 5%, 9/01/43 ........ 775,000 882,445
Community Facilities District No. 2014-1, Special Tax, 2019, 5%, 9/01/48 ........ 2,500,000 2,834,670
Las Virgenes Unified School District , GO , 2011 C , Zero Cpn., 8/01/33 ............
8,050,000 9,604,373
Lathrop Financing Authority ,
Special Tax, 2013 A, Refunding, 6%, 9/02/28 ............................. 1,010,000 1,097,695
Special Tax, 2013 A, Refunding, 6%, 9/02/29 ............................. 1,070,000 1,159,775
Special Tax, 2013 A, Refunding, 6%, 9/02/30 ............................. 1,075,000 1,160,801
Special Tax, 2013 A, Refunding, 5.5%, 9/02/35 ............................ 3,670,000 3,903,879
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/32 .......................... 1,155,000 1,248,708
Special Tax, Junior Lien, 2013 B, 5.375%, 9/01/35 ......................... 805,000 870,588

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AGMC Insured , 4% , 8/01/34 ............................ $ 1,000,000 $ 1,177,369
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/45 .....
6,500,000 7,422,090
Long Beach Bond Finance Authority , Revenue , 2007 A , 5% , 11/15/29 ............
4,630,000 5,945,648
Los Alamitos Unified School District ,
COP, 2012, Zero Cpn., 8/01/34 ....................................... 1,500,000 1,722,324
COP, 2012, Zero Cpn., 8/01/42 ....................................... 4,500,000 5,067,642
Mendocino-Lake Community College District ,
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/36 ........................... 5,150,000 7,346,471
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/40 ........................... 7,500,000 9,620,342
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/43 ........ 1,000,000 1,151,495
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/48 ........ 1,500,000 1,719,327
Community Facilities District No. 2011-1, Special Tax, 2019, 5%, 9/01/48 ........ 2,900,000 3,378,572
Merced Union High School District , GO , 2011 C , Pre-Refunded , Zero Cpn., 8/01/41 ..
10,000,000 2,491,429
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/34 ................................. 1,100,000 1,372,268
Revenue, 2020, Refunding, 5%, 4/01/35 ................................. 1,150,000 1,430,941
Moreland School District , GO , B , Refunding , 5% , 8/01/41 .....................
4,045,000 4,725,322
Moreno Valley Unified School District ,
Community Facilities District No. 2015-2, Special Tax, 2019, 5%, 9/01/44 ........ 870,000 987,925
Community Facilities District No. 2015-3, Special Tax, 2019, 4.125%, 9/01/48 ..... 1,160,000 1,270,009
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
32,300,000 53,251,046
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/36 ............................... 2,250,000 2,714,617
Revenue, 2017 A, Refunding, 5%, 3/01/37 ............................... 2,500,000 3,010,191
Revenue, 2017 A, Refunding, BAM Insured, 4%, 3/01/42 .................... 5,000,000 5,655,449
Revenue, 2017 B, Refunding, 5%, 3/01/42 ............................... 2,550,000 3,098,722
Oak Park Unified School District , GO , 2011 A , Zero Cpn., 8/01/38 ...............
6,600,000 9,659,033
Oakdale Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/35 .....
1,270,000 1,440,166
Oakland Unified School District , GO , 2013 , Pre-Refunded , 6.625% , 8/01/38 .......
5,000,000 5,053,273
Oakley Public Finance Authority ,
Special Assessment, 2012, Refunding, 5.3%, 9/02/34 ....................... 995,000 1,055,221
Special Assessment, 2014, Refunding, BAM Insured, 5%, 9/02/36 ............. 1,500,000 1,707,694
Palomar Health ,
Palomar Health Obligated Group, COP, 4%, 11/01/38 ....................... 5,000,000 5,492,079
Palomar Health Obligated Group, COP, 4%, 11/01/47 ....................... 6,000,000 6,502,936
Palomar Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/01/36 ...... 6,250,000 7,225,056
Palomar Health Obligated Group, Revenue, 2017, Refunding, 5%, 11/01/42 ...... 5,000,000 5,812,578
Paramount Unified School District , GO , 2013 , Pre-Refunded , BAM Insured , Zero Cpn.,
8/01/51 ......................................................... 25,000,000 3,415,652
Paso Robles Joint Unified School District , GO , 2010 A , Zero Cpn., 9/01/45 ........
15,000,000 7,203,985
Perris Community Facilities District , Special Tax , 2014 A , Refunding , 5.25% , 9/01/32 .
4,500,000 4,876,556
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1, Special Tax, 2014 A, Refunding, 5.375%,
9/01/33 ........................................................ 1,940,000 2,105,765
Community Facilities District No. 2001-1, Special Tax, 2014 E, Refunding, 4.25%,
9/01/38 ........................................................ 4,145,000 4,434,965
Community Facilities District No. 2002-1, Special Tax, 2013 B, Refunding, 5.25%,
9/01/33 ........................................................ 3,745,000 4,053,822
Community Facilities District No. 2014-1, Special Tax, 2018 A, 4%, 9/01/48 ...... 2,530,000 2,615,606

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Pico Rivera Water Authority , Revenue , 2001 A , 6.25% , 12/01/32 ................
$ 4,470,000 $ 4,514,402
Pittsburg Unified School District ,
GO, 2012 C, Pre-Refunded, Zero Cpn., 8/01/47 ........................... 9,000,000 2,104,853
GO, 2012 C, Pre-Refunded, Zero Cpn., 8/01/52 ........................... 15,000,000 2,526,795
Porterville Public Financing Authority , Revenue , 2011 A , Pre-Refunded ,
5.625% , 10/01/36 .................................................. 5,000,000 5,092,289
Poway Redevelopment Agency Successor Agency , Tax Allocation , A , Refunding ,
5% , 12/15/30 ..................................................... 3,500,000 4,697,218
Poway Unified School District , Community Facilities District No. 15 , Special Tax , 2016 ,
5% , 9/01/46 ...................................................... 2,000,000 2,296,486
Redondo Beach Unified School District , GO , 2011 E , Zero Cpn., 8/01/31 ..........
2,750,000 3,642,054
Richland School District , GO , 2009 C , AGMC Insured , Zero Cpn., 8/01/49 .........
22,000,000 8,701,757
Rio Elementary School District , Community Facilities District No. 1 , Special Tax , 2013 ,
Pre-Refunded , 5.5% , 9/01/39 ......................................... 6,915,000 7,736,314
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/42 ..........
13,000,000 17,613,040
Rio Vista Community Facilities District ,
Special Tax, 2018, Refunding, 5%, 9/01/33 ............................... 1,625,000 1,885,990
Special Tax, 2018, Refunding, 5%, 9/01/38 ............................... 1,000,000 1,151,659
Special Tax, 2018, Refunding, 5%, 9/01/48 ............................... 1,190,000 1,356,628
Riverbank Unified School District ,
GO, 2008 B, AGMC Insured, Zero Cpn., 8/01/38 ........................... 6,690,000 4,332,135
GO, 2008 B, AGMC Insured, Zero Cpn., 8/01/43 ........................... 8,750,000 4,749,550
Riverside County Redevelopment Successor Agency ,
Tax Allocation, 2011 A, Pre-Refunded, 7.125%, 10/01/42 .................... 1,750,000 1,789,899
Tax Allocation, 2011 B, 6.75%, 10/01/30 ................................. 1,200,000 1,226,283
Tax Allocation, Second Lien, 2011 D, Pre-Refunded, 7%, 12/01/31 ............. 1,425,000 1,472,913
Tax Allocation, Second Lien, 2011 D, Pre-Refunded, 7.25%, 12/01/37 ........... 2,505,000 2,592,337
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2013 A, 5.75%, 6/01/44 ............................ 5,000,000 5,443,615
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/43 ......................... 7,500,000 4,007,880
Riverside Public Financing Authority , COP , 2013 , AGMC Insured , 5% , 6/01/33 ......
4,280,000 4,655,521
Riverside Unified School District ,
Special Tax, 2020, 4%, 9/01/45 ....................................... 415,000 464,683
Special Tax, 2020, 4%, 9/01/50 ....................................... 875,000 977,427
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/41 ..................................... 3,000,000 3,580,562
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2013, 5%, 9/01/36 ........ 1,500,000 1,614,424
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/35 4,690,000 5,332,853
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/38 3,000,000 3,398,276
Community Facilities District No. 2006-1, Special Tax, 2017, Refunding, 5%, 9/01/44 1,120,000 1,315,159
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/41 . 1,265,000 1,492,095
f
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 2021,
2.75%, 9/01/41 .................................................. 450,000 450,996
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 2021,
4%, 9/01/50 .................................................... 465,000 522,041
Rowland Unified School District ,
GO, 2009 B, Zero Cpn., 8/01/34 ....................................... 5,000,000 3,593,810
GO, 2009 B, Zero Cpn., 8/01/39 ....................................... 15,000,000 9,175,375
GO, 2009 B, Zero Cpn., 8/01/42 ....................................... 10,750,000 6,506,729

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Sacramento Area Flood Control Agency , Natomas Basin Local Assessment District ,
Special Assessment , 2014 , BAM Insured , 5% , 10/01/44 ..................... $ 2,000,000 $ 2,277,320
San Bernardino Community College District ,
GO, 2008 D, Pre-Refunded, 5%, 8/01/45 ................................ 2,755,000 3,276,528
GO, 2008 D, Pre-Refunded, 5%, 8/01/48 ................................ 3,760,000 4,471,777
GO, 2009 B, Zero Cpn., 8/01/44 ....................................... 12,495,000 6,601,753
San Diego Unified School District ,
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 10,000,000 11,770,161
GO, 2010 C, Zero Cpn., 7/01/47 ....................................... 26,025,000 29,078,901
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 6,940,000 6,601,740
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 13,500,000 13,116,540
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/37 ............................... 5,535,000 6,933,570
Revenue, 2019 A, Refunding, 5%, 5/01/44 ............................... 35,000,000 43,208,070
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 10,000,000 12,270,021
Revenue, Second Series, 2018 D, 5%, 5/01/48 ........................... 10,000,000 12,231,850
San Francisco City & County Redevelopment Agency Successor Agency ,
a
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/23 .......................... 2,000,000 1,825,579
a
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/26 .......................... 3,000,000 2,365,567
a
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/31 .......................... 6,000,000 3,691,516
a
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/43 .......................... 16,500,000 5,541,966
Community Facilities District No. 6, Special Tax, 2013 C, Zero Cpn., 8/01/43 ...... 10,000,000 2,898,173
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/43 ...................................... 2,500,000 2,769,006
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 19,475,000 18,271,776
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/32 ............... 50,225,000 40,082,955
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/28 ........................... 19,150,000 17,851,337
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/44 ................... 35,000,000 39,570,006
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 75,000,000 84,611,250
San Rafael City Elementary School District , GO , 2015 C , 5% , 8/01/43 ............
1,565,000 1,942,084
Santa Barbara Unified School District , GO , 2011 A , Zero Cpn., 8/01/36 ...........
8,000,000 11,711,892
Santa Margarita Water District ,
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/36 ..... 2,875,000 3,133,848
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/43 ..... 9,600,000 10,434,496
Santa Paula Utility Authority , Revenue , 2015 A , Pre-Refunded , 5% , 2/01/40 ........
5,105,000 5,960,275
Saugus Union School District , Community Facilities District No. 2006-1 , Special Tax,
Senior Lien , 2014 , 4.25% , 9/01/44 ..................................... 2,500,000 2,678,641
Saugus/Hart School Facilities Financing Authority ,
Community Facilities District No. 2006-1, Special Tax, 2016, Refunding, 5%, 9/01/41 1,250,000 1,425,388
Community Facilities District No. 2006-1, Special Tax, 2016, Refunding, 5%, 9/01/46 1,250,000 1,417,256
Saugus-Castaic School Facilities Financing Authority ,
Community Facilities District No. 2006-1C, Special Tax, 2013, 5.875%, 9/01/33 ... 1,370,000 1,504,381
Community Facilities District No. 2006-1C, Special Tax, 2013, 6%, 9/01/43 ....... 3,395,000 3,689,765
Siskiyou Union High School District , GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/49
15,015,000 5,696,062
Sonoma Community Development Agency Successor Agency , Tax Allocation , 2011 ,
7% , 12/01/30 ..................................................... 2,115,000 2,175,513
St. Helena Unified School District , GO , 2011 B , Zero Cpn., 6/01/36 ..............
10,000,000 13,033,189
State of California , GO , 5% , 3/01/45 .....................................
3,900,000 4,492,828
Sulphur Springs Union School District ,
Community Facilities District No. 2006-1, Special Tax, 2018, 5%, 9/01/43 ........ 1,410,000 1,587,884
Community Facilities District No. 2006-1, Special Tax, 2018, 5%, 9/01/47 ........ 1,820,000 2,046,813
Community Facilities District No. 2014-1, Special Tax, 2014-1, 4%, 9/01/50 ...... 1,225,000 1,363,072

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Susanville School District , GO , 2010 , AGMC Insured , Zero Cpn., 8/01/49 .........
$ 17,505,000 $ 6,892,939
Temecula Redevelopment Agency Successor Agency , Tax Allocation , 2011 A , Pre-
Refunded , 7% , 8/01/39 ............................................. 2,100,000 2,123,664
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 B-2 , 2 , Refunding , Zero Cpn.,
6/01/60 ......................................................... 24,900,000 6,092,607
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 B, Zero Cpn.,
6/01/46 ........................................................ 10,000,000 2,147,979
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 C, Zero Cpn.,
6/01/46 ........................................................ 25,000,000 5,177,563
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-1,
Refunding, 5%, 6/01/48 ............................................ 11,750,000 14,409,659
Torrance Unified School District , GO , 2009 B-1 , Zero Cpn., 8/01/34 ..............
5,640,000 3,617,379
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2020, 4%,
9/01/45 ........................................................ 2,280,000 2,537,361
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2020, 4%,
9/01/50 ........................................................ 3,000,000 3,327,005
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. 550,000 688,722
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1, Special Tax, 2004, 5.75%, 9/01/29 ........ 2,945,000 2,819,307
Community Facilities District No. 04-1, Special Tax, 2004, 5.8%, 9/01/35 ........ 4,475,000 4,208,189
Community Facilities District No. 04-1, Special Tax, 2005, 5.2%, 9/01/25 ........ 2,975,000 2,870,759
Community Facilities District No. 04-1, Special Tax, 2005, 5.25%, 9/01/30 ........ 4,990,000 4,618,451
University of California , Revenue , 2015 AO , Refunding , 5% , 5/15/40 .............
5,000,000 5,814,517
Val Verde Unified School District ,
Special Tax, 2015, Refunding, 5%, 9/01/29 ............................... 3,200,000 3,659,747
Special Tax, 2015, Refunding, 5%, 9/01/37 ............................... 2,000,000 2,248,605
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............
2,630,000 2,640,264
Victor Elementary School District ,
GO, 2015 B, 5%, 8/01/42 ............................................ 5,455,000 6,276,875
Community Facilities District No. 2005-1, Special Tax, 2018, Refunding, BAM
Insured, 5%, 9/01/46 .............................................. 1,385,000 1,627,219
Victor Valley Community College District , GO , 2008 C , Zero Cpn., 6/01/49 .........
11,940,000 5,604,527
Washington Township Health Care District ,
Revenue, 2017 B, Refunding, 4%, 7/01/35 ............................... 2,000,000 2,200,385
Revenue, 2017 B, Refunding, 4%, 7/01/36 ............................... 1,900,000 2,074,844
West Hollywood Community Development Department ,
Tax Allocation, 2011 A, 7.25%, 9/01/31 .................................. 1,000,000 1,017,947
Tax Allocation, 2011 A, 7.5%, 9/01/42 ................................... 5,000,000 5,090,546
Westside Union School District ,
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/46 ........ 360,000 403,356
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/51 ........ 500,000 559,507
Woodland Finance Authority ,
Revenue, 2011, 6%, 3/01/36 ......................................... 1,000,000 1,004,064
Revenue, 2011, 6%, 3/01/41 ......................................... 1,500,000 1,505,872
Yorba Linda Redevelopment Agency Successor Agency , Tax Allocation, Sub. Lien , 2011
A , Pre-Refunded , 6.5% , 9/01/32 ....................................... 2,750,000 2,792,998
2,962,022,861

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 6.6%
Guam 1.0%
Guam Government Waterworks Authority ,
Revenue, 2014 A, Refunding, 5%, 7/01/35 ............................... $ 1,000,000 $ 1,095,820
Revenue, 2016, 5%, 1/01/46 ......................................... 5,250,000 5,931,508
Revenue, 2016, 5%, 7/01/36 ......................................... 3,550,000 4,068,306
Revenue, 2017, Refunding, 5%, 7/01/36 ................................. 3,455,000 4,042,168
Revenue, 2017, Refunding, 5%, 7/01/37 ................................. 3,000,000 3,502,490
Guam Power Authority , Revenue , 2017 A , Refunding , 5% , 10/01/40 ..............
4,750,000 5,497,527
Territory of Guam ,
b
Revenue, 2021 F, Refunding, 4%, 1/01/42 ............................... 2,125,000 2,422,608
b
Revenue, 2021 F, Refunding, 4%, 1/01/36 ............................... 1,250,000 1,453,248
Hotel Occupancy Tax, Revenue, 2021 A, Refunding, 5%, 11/01/40 ............. 1,500,000 1,877,460
Hotel Occupancy Tax, Revenue, 2021 A, Refunding, 5%, 11/01/35 ............. 1,500,000 1,910,422
31,801,557
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
4,405,000 4,361,572
Puerto Rico 5.5%
c
Commonwealth of Puerto Rico , GO , 2014 A , 8% , 7/01/35 ..................... 19,815,000 16,000,612
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
17,644,017 15,570,845
c
Puerto Rico Electric Power Authority ,
Revenue, 2012 A RSA-1 2012 A, 5%, 7/01/29 ............................. 10,000,000 9,575,000
Revenue, 2012 A RSA-1 2013 A, 7%, 7/01/33 ............................. 25,000,000 24,593,750
Revenue, 2013 A RSA-1, 6.75%, 7/01/36 ................................ 11,735,000 11,514,969
Revenue, 2013 A RSA-1, 7%, 7/01/43 .................................. 5,000,000 4,918,750
Revenue, A-4-RSA-1 2016 A-4, 10%, 7/01/19 ............................. 1,601,766 1,625,793
Revenue, B-2-RSA-1 2016 B-4, 10%, 7/01/19 ............................ 1,601,765 1,625,791
Revenue, E-1-RSA-1, 10%, 1/01/21 .................................... 1,768,493 1,797,231
Revenue, E-2-RSA-1, 10%, 7/01/21 .................................... 1,768,493 1,801,652
Revenue, E-3-RSA-1, 10%, 1/01/22 .................................... 600,000 611,250
Revenue, E-4-RSA-1, 10%, 7/01/22 .................................... 600,000 611,250
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 330,000 359,851
Revenue, L, Refunding, AMBAC Insured, 5.25%, 7/01/38 .................... 4,150,000 4,502,252
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 3,300,000 3,581,604
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 4,500,000 4,657,500
Puerto Rico Infrastructure Financing Authority , Special Tax , 2005 C , Refunding , AMBAC
Insured , 5.5% , 7/01/27 .............................................. 12,750,000 13,978,441
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 100,000 112,371
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 8,695,000 9,774,606
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 11,850,000 13,518,544
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 35,520,000 11,564,246
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 20,445,000 4,834,899
Sales Tax, Revenue, 4.329%, 7/01/40 .................................. 11,313,000 12,552,081
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 7,495,000 8,421,392
178,104,680
Total U.S. Territories .................................................................... 214,267,809
Total Municipal Bonds (Cost $2,775,230,983) ...................................
3,176,290,670
a a a a

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 2.9%
a a
Principal Amount
a
Value
Municipal Bonds 2.9%
California 2.9%
g
Metropolitan Water District of Southern California , Revenue , 2018 A-1 , Refunding , SPA
Toronto Dominion Bank (The) , Daily VRDN and Put , 0.01% , 7/01/37 ............ $ 7,100,000 $ 7,100,000
g
Regents of the University of California , Medical Center , Revenue , 2007 B-1 , Refunding ,
Daily VRDN and Put , 0.01% , 5/15/32 ................................... 4,100,000 4,100,000
g
Santa Clara Valley Transportation Authority , 2000 Measure A Sales Tax , Revenue , 2008
D , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.01% , 4/01/36 .......... 16,000,000 16,000,000
g
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 0.01% , 7/01/36 ........................... 4,300,000 4,300,000
g
State of California , GO , 2004 A-3 , LOC State Street Bank & Trust Co. , Daily VRDN and
Put , 0.01% , 5/01/34 ................................................ 8,800,000 8,800,000
g
University of California ,
Revenue, 2013 AL-2, Refunding, Daily VRDN and Put, 0.01%, 5/15/48 .......... 10,400,000 10,400,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 0.01%, 5/15/48 .......... 27,700,000 27,700,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.01%, 5/15/48 .......... 16,000,000 16,000,000
94,400,000
Total Municipal Bonds (Cost $94,400,000) ......................................
94,400,000
Total Short Term Investments (Cost $94,400,000 ) ................................
94,400,000
a
Total Investments (Cost $2,869,630,983) 100.5% ................................
$3,270,690,670
Other Assets, less Liabilities (0.5)% ...........................................
(14,877,141)
Net Assets 100.0% ...........................................................
$3,255,813,529
See Abbreviations on page 61 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the aggregate value of these securities was $556,972,107, representing 17.1% of net assets.
b
Security purchased on a when-issued basis. See Note 1(b).
c
See Note 7 regarding defaulted securities.
d
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
e
The coupon rate shown represents the rate at period end.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust
Financial Highlights
Franklin Tennessee Municipal Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
Year Ended
May 31, 2019
a
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $10.96 $10.97 $10.74
Income from investment operations
b
:
Net investment income
c
.................................................. 0.25 0.29 0.23
Net realized and unrealized gains (losses) .................................... 0.23 (0.01) 0.25
Total from investment operations ............................................. 0.48 0.28 0.48
Less distributions from:
Net investment income ................................................... (0.26) (0.29) (0.25)
Net asset value, end of year ................................................ $11.18 $10.96 $10.97
Total return
d
............................................................ 4.39% 2.54% 4.53%
Ratios to average net assets
e
Expenses
f
.............................................................. 0.95% 0.93% 0.93%
Net investment income .................................................... 2.30% 2.63% 2.94%
Supplemental data
Net assets, end of year (000’s) .............................................. $11,768 $8,350 $4,971
Portfolio turnover rate ..................................................... 32.17% 11.83% 3.46%
a
For the period September 10, 2018 (effective date) to May 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin Tennessee Municipal Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.95 $10.96 $10.79 $11.11 $11.44
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.31 0.33 0.34 0.37
Net realized and unrealized gains (losses) ........... 0.23 (0.02) 0.19 (0.32) (0.32)
Total from investment operations .................... 0.50 0.29 0.52 0.02 0.05
Less distributions from:
Net investment income .......................... (0.27) (0.30) (0.35) (0.34) (0.38)
Net asset value, end of year ....................... $11.18 $10.95 $10.96 $10.79 $11.11
Total return
c
................................... 4.64% 2.69% 4.92% 0.23% 0.40%
Ratios to average net assets
Expenses ..................................... 0.80%
d
0.78%
d
0.78%
d
0.77% 0.72%
Net investment income ........................... 2.47% 2.78% 3.09% 3.08% 3.27%
Supplemental data
Net assets, end of year (000’s) ..................... $154,085 $164,616 $190,548 $226,189 $267,442
Portfolio turnover rate ............................ 32.17% 11.83% 3.46% 9.19% 18.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin Tennessee Municipal Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
Year Ended
May 31, 2018
a
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.96 $10.97 $10.79 $11.06
Income from investment operations
b
:
Net investment income
c
...................................... 0.29 0.32 0.35 0.29
Net realized and unrealized gains (losses) ........................ 0.22 (0.01) 0.19 (0.26)
Total from investment operations ................................. 0.51 0.31 0.54 0.03
Less distributions from:
Net investment income ....................................... (0.29) (0.32) (0.36) (0.30)
Net asset value, end of year .................................... $11.18 $10.96 $10.97 $10.79
Total return
d
................................................ 4.68% 2.83% 5.15% 0.25%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.69% 0.66% 0.66% 0.66%
Expenses net of waiver and payments by affiliates .................... 0.67%
f
0.65%
f
0.65%
f
0.64%
Net investment income ........................................ 2.58% 2.91% 3.22% 3.21%
Supplemental data
Net assets, end of year (000’s) .................................. $3,799 $2,803 $3,253 $3,547
Portfolio turnover rate ......................................... 32.17% 11.83% 3.46% 9.19%
a
For the period August 1, 2017 (effective date) to May 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin Tennessee Municipal Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
Year Ended
May 31, 2017
a
2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.96 $10.97 $10.79 $11.12 $11.50
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.32 0.34 0.35 0.27
Net realized and unrealized gains (losses) ........... 0.22 (0.02) 0.20 (0.32) (0.38)
Total from investment operations .................... 0.50 0.30 0.54 0.03 (0.11)
Less distributions from:
Net investment income .......................... (0.28) (0.31) (0.36) (0.36) (0.27)
Net asset value, end of year ....................... $11.18 $10.96 $10.97 $10.79 $11.12
Total return
d
................................... 4.65% 2.79% 5.12% 0.24% (0.91)%
Ratios to average net assets
e
Expenses ..................................... 0.70%
f
0.68%
f
0.68%
f
0.67% 0.62%
Net investment income ........................... 2.56% 2.88% 3.19% 3.18% 3.37%
Supplemental data
Net assets, end of year (000’s) ..................... $26,603 $24,675 $23,252 $23,573 $23,916
Portfolio turnover rate ............................ 32.17% 11.83% 3.46% 9.19% 18.95%
a
For the period September 15, 2016 (effective date) to May 31, 2017.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Statement of Investments, May 31, 2021
Franklin Tennessee Municipal Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.6%
Illinois 0.7%
State of Illinois ,
GO, 2018 A, Refunding, 5%, 10/01/33 .................................. $ 215,000 $ 261,927
GO, 2020 C, 4%, 10/01/42 ........................................... 1,000,000 1,142,510
1,404,437
Tennessee 96.7%
Chattanooga Health Educational & Housing Facility Board ,
CDFI Phase I LLC, Revenue, 2015, Refunding, 5%, 10/01/35 ................. 1,000,000 1,124,272
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/44 3,000,000 3,412,465
City of Chattanooga , Electric , Revenue , 2015 C , Refunding , 5% , 9/01/40 ..........
2,750,000 3,233,080
City of Gallatin , Water & Sewer , Revenue , 2015 , Refunding , 5% , 1/01/32 ..........
1,500,000 1,725,153
City of Germantown ,
GO, 2017, 4%, 8/01/43 ............................................. 2,330,000 2,708,342
GO, 2017, 4%, 8/01/45 ............................................. 2,525,000 2,925,381
City of Jackson ,
West Tennessee Healthcare Obligated Group, Revenue, 2015, Refunding, 5%,
4/01/36 ........................................................ 4,000,000 4,508,249
West Tennessee Healthcare Obligated Group, Revenue, 2018 A, Refunding, 5%,
4/01/41 ........................................................ 2,370,000 2,886,771
City of Knoxville ,
Wastewater System, Revenue, 2015 A, Refunding, 4%, 4/01/42 ............... 5,000,000 5,292,400
Wastewater System, Revenue, 2021 A, Refunding, 4%, 4/01/33 ............... 1,000,000 1,282,864
City of Memphis ,
GO, 2011, Refunding, 5%, 5/01/36 ..................................... 4,135,000 4,149,036
Electric System, Revenue, 2020 A, 3%, 12/01/42 .......................... 2,470,000 2,730,988
Gas, Revenue, 2017, 4%, 12/01/36 .................................... 1,000,000 1,175,012
Gas, Revenue, 2020, 3%, 12/01/42 .................................... 1,000,000 1,105,663
Water, Revenue, 2020, 3%, 12/01/45 ................................... 3,000,000 3,294,267
City of Portland , Water & Sewer , Revenue , 2020 , AGMC Insured , 3% , 4/01/45 ......
1,775,000 1,880,215
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................
2,760,000 3,237,581
County of Hamilton , GO , 2020 A , Refunding , 4% , 1/01/51 .....................
1,000,000 1,183,682
County of Maury , GO , 2015 , Refunding , 4% , 4/01/34 .........................
1,775,000 1,992,652
County of Shelby , GO , 2020 B , 4% , 4/01/37 ................................
2,500,000 3,041,364
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................
5,000,000 5,688,878
Franklin Special School District ,
GO, 2021, 4%, 6/01/41 ............................................. 5,355,000 6,562,491
GO, 2021, 4%, 6/01/46 ............................................. 2,000,000 2,426,357
Hallsdale -Powell Utility District ,
Revenue, 2019, Refunding, 4%, 4/01/39 ................................. 1,380,000 1,620,342
a
Revenue, 2021, Refunding, 5%, 10/01/31 ................................ 1,000,000 1,368,268
Harpeth Valley Utilities District of Davidson and Williamson Counties ,
Revenue, 2014, 5%, 9/01/44 ......................................... 4,400,000 5,011,881
Revenue, 2020, 4%, 9/01/50 ......................................... 500,000 589,941
Industrial Development Board of The City of Kingsport Tennessee (The) , Model City II
LP , Revenue , 2009 , GNMA Insured , 5.5% , 7/20/39 ......................... 2,995,000 2,997,599
Johnson City Health & Educational Facilities Board , Mountain States Health Alliance
Obligated Group , Revenue , 1998 , Pre-Refunded , NATL Insured , 5.125% , 7/01/25 . 40,000 40,631
Knox Chapman Utility District of Knox County , Revenue , 2012 , Refunding , 4% , 1/01/40
4,000,000 4,207,010
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/42 .... 5,000,000 5,993,609
University Health System Obligated Group, Revenue, 2016, Refunding, 5%, 9/01/47 3,000,000 3,413,771
University Health System Obligated Group, Revenue, 2017, Refunding, 5%, 4/01/36 2,250,000 2,629,612

Franklin Municipal Securities Trust
Statement of Investments
Franklin Tennessee Municipal Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Lawrenceburg Public Building Authority , GO , 2002 , Refunding , AMBAC Insured , 5% ,
7/01/22 ......................................................... $ 1,255,000 $ 1,287,351
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 .................
1,000,000 1,064,379
Memphis-Shelby County Airport Authority ,
Revenue, 2021 A, 5%, 7/01/31 ........................................ 500,000 663,448
Revenue, 2021 A, 5%, 7/01/40 ........................................ 3,000,000 3,880,033
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/45 ....... 2,500,000 2,680,923
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/55 ....... 2,015,000 2,152,089
Vanderbilt University Medical Center Obligated Group, Revenue, 2016 A, 5%,
7/01/40 ........................................................ 5,000,000 5,995,384
Metropolitan Government of Nashville & Davidson County ,
Electric, Revenue, 2014 A, 5%, 5/15/39 ................................. 4,000,000 4,508,439
Electric, Revenue, 2021 A, 5%, 5/15/46 ................................. 1,000,000 1,311,178
Sports Authority, Revenue, 2013 A, Pre-Refunded, 5%, 8/01/38 ............... 3,000,000 3,315,592
Sports Authority, Revenue, 2013 A, Pre-Refunded, 5%, 8/01/43 ............... 2,075,000 2,293,285
Water & Sewer, Revenue, 2017 A, 5%, 7/01/46 ........................... 6,855,000 8,474,887
Metropolitan Nashville Airport Authority (The) ,
Revenue, 2015 A, 5%, 7/01/45 ........................................ 4,000,000 4,669,839
Revenue, 2019 B, 4%, 7/01/49 ........................................ 3,000,000 3,450,259
Pigeon Forge Industrial Development Board , City of Pigeon Forge , Revenue , 2011 , 5% ,
6/01/34 ......................................................... 1,250,000 1,253,974
Shelby County Health Educational & Housing Facilities Board ,
Methodist Le Bonheur Healthcare Obligated Group, Revenue, 2017 A, 5%, 5/01/36 4,000,000 4,794,543
Rhodes College, Revenue, 2015, 5%, 8/01/45 ............................ 1,700,000 1,974,117
Rhodes College, Revenue, 2017, Refunding, 4%, 8/01/40 ................... 3,000,000 3,421,356
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ......
2,015,000 2,206,478
Tennessee Housing Development Agency ,
Revenue, 2012 2C, 3.8%, 7/01/43 ..................................... 1,105,000 1,122,395
Revenue, 2013 1C, 4%, 7/01/43 ....................................... 1,030,000 1,061,040
Revenue, 2017-3, 3.65%, 7/01/47 ..................................... 925,000 979,596
Revenue, 2018-2, Refunding, 3.85%, 7/01/42 ............................. 1,825,000 1,976,640
Revenue, 2018-4, Refunding, 4%, 7/01/43 ............................... 3,150,000 3,478,972
Tennessee State School Bond Authority ,
Revenue, 2015 B, Pre-Refunded, 5%, 11/01/40 ........................... 10,000,000 11,986,254
Revenue, 2015 B, Pre-Refunded, 5%, 11/01/45 ........................... 5,000,000 5,993,127
West Knox Utility District , Revenue , 2016 , Refunding , 5% , 6/01/41 ..............
1,000,000 1,129,497
West Wilson Utility District of Wilson County Tennessee , Revenue , 2015 , Refunding ,
5% , 6/01/40 ...................................................... 1,545,000 1,802,436
White House Utility District , Revenue , 2020 , Refunding , 3% , 1/01/34 .............
820,000 923,053
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 .
1,200,000 1,292,045
Wilson County Tenth Special School District , GO , 2019 , 5% , 4/01/44 .............
2,500,000 3,107,850
189,690,286
U.S. Territories 2.2%
Puerto Rico 2.2%
b
Puerto Rico Electric Power Authority , Revenue , XX-RSA-1 , 5.25% , 7/01/40 ........ 965,000 926,400
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 1,425,000 1,553,901
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 600,000 673,699
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 100,000 108,998

Franklin Municipal Securities Trust
Statement of Investments
Franklin Tennessee Municipal Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... $ 1,000,000 $ 1,085,334
4,348,332
Total U.S. Territories .................................................................... 4,348,332
Total Municipal Bonds (Cost $182,652,782) .....................................
195,443,055
a a a a
a
Total Investments (Cost $182,652,782) 99.6% ...................................
$195,443,055
Other Assets, less Liabilities 0.4% .............................................
812,385
Net Assets 100.0% ...........................................................
$196,255,440
See Abbreviations on page 61 .
a
Security purchased on a when-issued basis. See Note 1(b).
b
See Note 7 regarding defaulted securities.

Franklin Municipal Securities Trust
Financial Statements
Statements of Assets and Liabilities
May 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $2,869,630,983 $182,652,782
Value - Unaffiliated issuers ................................................. $3,270,690,670 $195,443,055
Cash ................................................................... 1,986,660 402,452
Receivables:
Capital shares sold ....................................................... 6,654,451 288,476
Interest ................................................................ 33,368,745 1,984,169
Total assets ......................................................... 3,312,700,526 198,118,152
Liabilities:
Payables:
Investment securities purchased ............................................. 48,905,428 1,366,430
Capital shares redeemed .................................................. 3,597,212 222,625
Management fees ........................................................ 1,252,168 93,870
Distribution fees ......................................................... 357,976 15,564
Transfer agent fees ....................................................... 451,537 26,483
Distributions to shareholders ................................................ 2,095,095 57,457
Accrued expenses and other liabilities .......................................... 227,581 80,283
Total liabilities ........................................................ 56,886,997 1,862,712
Net assets, at value ................................................ $3,255,813,529 $196,255,440
Net assets consist of:
Paid-in capital ............................................................ $2,961,823,370 $198,975,376
Total distributable earnings (losses) ............................................ 293,990,159 (2,719,936)
Net assets, at value ................................................ $3,255,813,529 $196,255,440

Franklin Municipal Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
May 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
Class A:
Net assets, at value ...................................................... $618,966,667 $11,768,051
Shares outstanding ....................................................... 53,846,779 1,052,402
Net asset value per share
a
................................................. $11.49 $11.18
Maximum offering price per share (net asset value per share ÷ 96.25% and 96.25%, respectively) ............................................................ $11.94 $11.62
Class A1:
Net assets, at value ...................................................... $1,254,701,446 $154,084,930
Shares outstanding ....................................................... 109,365,121 13,787,112
Net asset value per share
a
................................................. $11.47 $11.18
Maximum offering price per share (net asset value per share ÷ 96.25% and 96.25%, respectively) ............................................................ $11.92 $11.62
Class C:
Net assets, at value ...................................................... $223,651,587 $—
Shares outstanding ....................................................... 19,344,279 —
Net asset value and maximum offering price per share
a
............................ $11.56 $—
Class R6:
Net assets, at value ...................................................... $45,216,237 $3,799,235
Shares outstanding ....................................................... 3,927,995 339,882
Net asset value and maximum offering price per share ............................ $11.51 $11.18
Advisor Class:
Net assets, at value ...................................................... $1,113,277,592 $26,603,224
Shares outstanding ....................................................... 96,815,595 2,378,627
Net asset value and maximum offering price per share ............................ $11.50 $11.18
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Municipal Securities Trust
Financial Statements
Statements of Operations
for the year ended May 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
Investment income:
Interest:
Unaffiliated issuers ....................................................... $119,036,456 $6,464,283
Expenses:
Management fees (Note 3 a ) .................................................. 13,983,901 1,115,796
Distribution fees: (Note 3c )
    Class A ............................................................... 1,316,054 25,907
    Class A1 .............................................................. 1,258,847 158,318
    Class C ............................................................... 1,518,205 —
Transfer agent fees: (Note 3e )
    Class A ............................................................... 333,636 6,487
    Class A1 .............................................................. 806,176 99,540
    Class C ............................................................... 149,969 —
    Class R6 .............................................................. 12,913 1,742
    Advisor Class ........................................................... 635,562 16,289
Custodian fees (Note 4 ) ..................................................... 6,962 1,059
Reports to shareholders ..................................................... 71,773 16,291
Registration and filing fees ................................................... 84,624 11,866
Professional fees .......................................................... 162,755 72,788
Trustees' fees and expenses ................................................. 51,874 4,598
Other ................................................................... 279,732 36,599
Total expenses ........................................................ 20,672,983 1,567,280
Expense reductions (Note 4 ) .............................................. (18,611) (1,042)
Expenses waived/paid by affiliates (Note 3f) .................................. (3,027) (766)
Net expenses ........................................................ 20,651,345 1,565,472
Net investment income ............................................... 98,385,111 4,898,811
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 4,488,516 (462,626)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 180,246,844 4,487,705
Net realized and unrealized gain (loss) ........................................... 184,735,360 4,025,079
Net increase (decrease) in net assets resulting from operations ......................... $283,120,471 $8,923,890

Franklin Municipal Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin California High Yield Municipal Fund Franklin Tennessee Municipal Bond Fund
Year Ended
May 31, 2021
Year Ended
May 31, 2020
Year Ended
May 31, 2021
Year Ended
May 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $98,385,111 $97,900,505 $4,898,811 $6,003,370
Net realized gain (loss) ............ 4,488,516 (41,775,849) (462,626) 465,088
Net change in unrealized appreciation
(depreciation) ................. 180,246,844 (59,782,094) 4,487,705 (704,713)
Net increase (decrease) in net
assets resulting from operations . 283,120,471 (3,657,438) 8,923,890 5,763,745
Distributions to shareholders:
Class A ........................ (16,106,026) (12,490,587) (239,690) (183,564)
Class A1 ....................... (40,737,185) (44,347,479) (3,932,316) (4,998,244)
Class C ........................ (6,218,059) (7,340,097) — —
Class R6 ....................... (1,074,605) (889,558) (84,429) (92,627)
Advisor Class ................... (33,172,717) (32,207,561) (668,374) (698,518)
Total distributions to shareholders ..... (97,308,592) (97,275,282) (4,924,809) (5,972,953)
Capital share transactions: (Note 2 )
Class A ........................ 162,703,393 201,861,524 3,212,937 3,392,035
Class A1 ....................... (106,323,113) (65,993,268) (13,740,269) (25,773,020)
Class C ........................ (44,827,945) (10,484,112) — —
Class R6 ....................... 16,640,109 6,463,302 929,196 (441,753)
Advisor Class ................... 150,016,195 47,001,789 1,410,323 1,451,989
Total capital share transactions ....... 178,208,639 178,849,235 (8,187,813) (21,370,749)
Net increase (decrease) in net
assets ..................... 364,020,518 77,916,515 (4,188,732) (21,579,957)
Net assets:
Beginning of year .................. 2,891,793,011 2,813,876,496 200,444,172 222,024,129
End of year ...................... $3,255,813,529 $2,891,793,011 $196,255,440 $200,444,172

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two
separate funds and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class A1, Class R6 & Advisor Class
Franklin Tennessee Municipal Bond Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin California High Yield Municipal Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Funds'
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued or Delayed
Delivery Basis
Certain or all Funds purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled
for a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2021, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At May 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin California High Yield
Municipal Fund
Franklin Tennessee Municipal
Bond Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended May 31, 2021
Shares sold
a
................................... 21,760,785 $244,893,970 431,459 $4,777,435
Shares issued in reinvestment of distributions .......... 1,202,763 13,544,506 19,646 217,848
Shares redeemed ............................... (8,507,539) (95,735,083) (160,653) (1,782,346)
Net increase (decrease) .......................... 14,456,009 $162,703,393 290,452 $3,212,937
Year ended May 31, 2020
Shares sold
a
................................... 31,096,565 $347,089,109 422,392 $4,640,650
Shares issued in reinvestment of distributions .......... 1,004,920 11,168,678 15,918 175,312
Shares redeemed ............................... (14,706,484) (156,396,263) (129,472) (1,423,927)
Net increase (decrease) .......................... 17,395,001 $201,861,524 308,838 $3,392,035
Class A1
Class A1 Shares:
Year ended May 31, 2021
Shares sold ................................... 9,548,284 $107,177,683 210,377 $2,328,311
Shares issued in reinvestment of distributions .......... 3,056,285 34,312,254 329,893 3,654,571
Shares redeemed ............................... (22,083,505) (247,813,050) (1,782,465) (19,723,151)
Net increase (decrease) .......................... (9,478,936) $(106,323,113) (1,242,195) $(13,740,269)
Year ended May 31, 2020
Shares sold ................................... 9,480,324 $104,735,142 519,815 $5,705,758
Shares issued in reinvestment of distributions .......... 3,389,451 37,671,175 425,353 4,681,959
Shares redeemed ............................... (19,138,207) (208,399,585) (3,296,729) (36,160,737)
Net increase (decrease) .......................... (6,268,432) $(65,993,268) (2,351,561) $(25,773,020)
Class C
Class C Shares:
Year ended May 31, 2021
Shares sold ................................... 2,578,272 $29,197,094 — $—
Shares issued in reinvestment of distributions .......... 496,008 5,610,813 — —
Shares redeemed
a
.............................. (7,055,461) (79,635,852) — —
Net increase (decrease) .......................... (3,981,181) $(44,827,945) — $—
Year ended May 31, 2020
Shares sold ................................... 5,632,486 $63,514,850 — $—
Shares issued in reinvestment of distributions .......... 550,824 6,167,625 — —
Shares redeemed
a
.............................. (7,232,118) (80,166,587) — —
Net increase (decrease) .......................... (1,048,808) $(10,484,112) — $—
Class R6

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin California High Yield
Municipal Fund
Franklin Tennessee Municipal
Bond Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended May 31, 2021
Shares sold ................................... 2,372,612 $26,871,853 122,413 $1,354,354
Shares issued in reinvestment of distributions .......... 81,476 918,581 7,357 81,545
Shares redeemed ............................... (996,498) (11,150,325) (45,753) (506,703)
Net increase (decrease) .......................... 1,457,590 $16,640,109 84,017 $929,196
Year ended May 31, 2020
Shares sold ................................... 1,431,024 $16,034,824 68,971 $755,785
Shares issued in reinvestment of distributions .......... 67,313 749,737 8,414 92,627
Shares redeemed ............................... (935,907) (10,321,259) (118,152) (1,290,165)
Net increase (decrease) .......................... 562,430 $6,463,302 (40,767) $(441,753)
Advisor Class
Advisor Class Shares:
Year ended May 31, 2021
Shares sold ................................... 31,248,775 $352,380,497 593,588 $6,578,741
Shares issued in reinvestment of distributions .......... 2,232,963 25,149,727 54,367 602,777
Shares redeemed ............................... (20,224,098) (227,514,029) (520,409) (5,771,195)
Net increase (decrease) .......................... 13,257,640 $150,016,195 127,546 $1,410,323
Year ended May 31, 2020
Shares sold ................................... 29,033,470 $323,384,128 495,722 $5,462,282
Shares issued in reinvestment of distributions .......... 2,198,640 24,498,557 56,097 617,946
Shares redeemed ............................... (27,789,030) (300,880,896) (420,104) (4,628,239)
Net increase (decrease) .......................... 3,443,080 $47,001,789 131,715 $1,451,989
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
The Funds pay an investment management fee to Advisers based on the average daily net assets of each of the Funds as follows:
For the year ended May 31, 2021, each Fund’s gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, Franklin California High Yield Municipal Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
 The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
Gross effective investment management fee rate ........ 0.458% 0.563%
3. Transactions with Affiliates
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Distributors has agreed to limit the current rate to 0.10% per year for Class A1.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended May 31, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25%
Class A1 .............................. 0.15% 0.15%
Compensation Plans:
Class C ............................... 0.65% —%
Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $36,037 $4,048
CDSC retained ........................... $145,736 $25
Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
Transfer agent fees ........................ $793,201 $53,701
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2021. Investor Services may discontinue this waiver in the future.
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the year ended May 31, 2021, were as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended May 31, 2021, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At May 31, 2021, the capital loss carryforwards were as follows:
During the year ended May 31, 2021, the Franklin California High Yield Municipal Fund utilized $4,817,006 of capital loss carryforwards.
The tax character of distributions paid during the years ended May 31, 2021 and 2020, was as follows:
Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
Purchases .............................. $155,920,000 $25,500,000
Sales .................................. $155,675,000 $9,400,000
Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 86,832,162 $ 4,902,119
Long term ............................. 19,114,020 10,774,275
Total capital loss carryforwards ............ $105,946,182 $15,676,394
Franklin California High Yield
Municipal Fund
Franklin Tennessee Municipal Bond
Fund
2021 2020 2021 2020
Distributions paid from:
Tax exempt income ...................... $97,308,592 $97,275,282 $4,924,809 $5,972,953
3. Transactions with Affiliates
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At May 31, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums and wash sales .
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended May 31, 2021, were as follows:
7. Credit Risk and Defaulted Securities
At May 31, 2021, Franklin California High Yield Municipal Fund had 33.2% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade as determined by Nationally Recognized
Statistical Credit Ratings Organizations and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible.
At May 31, 2021, the aggregate value of these securities for Franklin California High Yield Municipal Fund and Franklin
Tennessee Municipal Bond Fund was $92,876,048 and $926,400, representing 2.9% and 0.5% respectively, of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statements of
Investments.
Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
a a a
Cost of investments ....................... $2,876,314,659 $182,681,742
Unrealized appreciation ..................... $419,624,382 $13,266,865
Unrealized depreciation ..................... (25,248,371) (505,552)
Net unrealized appreciation (depreciation) ....... $394,376,011 $12,761,313
Distributable earnings:
Undistributed ordinary income ................ $424,663 $—
Undistributed tax exempt income .............. $7,320,643 $252,607
Total distributable earnings .................. $7,745,306 $252,607
Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
Purchases .............................. $559,539,226 $62,993,268
Sales .................................. $271,464,629 $67,156,301
5. Income Taxes
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
 Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended May 31, 2021, the Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At May 31, 2021, all of the Funds' investments in financial instruments carried at fair value were valued using Level 2 inputs.

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:
On July 14, 2021, the Board approved a proposal to reorganize Franklin Tennessee Municipal Bond Fund with and into
Franklin Federal Tax-Free Income Fund, subject to approval by the shareholders of Franklin Tennessee Municipal Bond Fund.
On July 14, 2021, the Board approved an a change to the automatic conversion feature for Class C that will convert shareholders’ Class C shares into Class A shares after they have been held for 8 years. The change will become effective
August 2, 2021. Further details are disclosed in the Funds' Prospectus.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

Franklin Municipal Securities Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Municipal Securities Trust and Shareholders of Franklin California High Yield Municipal
Fund and Franklin Tennessee Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
California High Yield Municipal Fund and Franklin Tennessee Municipal Bond Fund (constituting Franklin Municipal Securities
Trust, hereafter collectively referred to as the "Funds") as of May 31, 2021, the related statements of operations for the year ended May 31, 2021, the statements of changes in net assets for each of the two years in the period ended May 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
July 22, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Municipal Securities Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Under Section 852(b)(5)(A) of the Internal Revenue Code, the Funds hereby report 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended May 31, 2021. A portion of the Funds' exempt-
interest dividends may be subject to the federal alternative minimum tax. By mid-February 2022, shareholders will be notified of amounts for use in preparing their 2021 income tax returns.

Franklin Municipal Securities Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1991 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead
Independent
Trustee since
2019
126 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Since 2013 126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Ben Barber (1969) Vice President Since July 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of seven of the investment companies in Franklin Templeton;
and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 40 of the investment companies in Franklin Templeton.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President
since 2009 and
Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Municipal Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund
Franklin Tennessee Municipal Bond Fund
(each a Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Franklin Municipal Securities
Trust (Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion
of the changing distribution landscape for the Funds.
The Board noted management’s continuing efforts and
expenditures in establishing effective business continuity
plans and developing strategies to address areas of
heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund

Franklin Municipal Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin California High Yield Municipal Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional California municipal debt funds.
The Board noted that the Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median and in the first quintile (best) of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the one-year period was 0.10% below the
median of its Performance Universe, but for the three-,
five- and 10-year periods was above the median of its
Performance Universe. The Board considered that the
income-oriented investment objective of the Fund is the
primary focus for the Fund’s portfolio management team
and that the evaluation of the Fund’s performance relative
to the Fund’s peers on an annualized income return basis
is consistent with investor expectations and the Fund’s
investment goals. Given the Fund’s income-oriented
investment objective, the Board concluded that the Fund’s
performance was satisfactory.
Franklin Tennessee Municipal Bond Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional “other states” municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median of
its Performance Universe. The Board also noted that the
Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median of its Performance
Universe. The Board considered that the income-oriented
investment objective of the Fund is the primary focus for the
Fund’s portfolio management team and that the evaluation
of the Fund’s performance relative to the Fund’s peers on an annualized income return basis is consistent with investor
expectations and the Fund’s investment goals. Given the
Fund’s income-oriented investment objective, the Board
concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total
expense ratio, for comparative consistency, was shown for
Class A1 shares for the Funds and for Class A shares and
Class M shares for the other funds in the Franklin California
High Yield Municipal Fund’s Expense Group and for Class
A shares for the other funds in the Franklin Tennessee
Municipal Bond Fund’s Expense Group. The Board received
a description of the methodology used by Broadridge to
select the mutual funds included in an Expense Group.

Franklin Municipal Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
The Expense Group for the Franklin California High Yield
Municipal Fund included the Fund and nine other California
municipal debt funds. The Expense Group for the Franklin
Tennessee Municipal Bond Fund included the Fund and
nine other “other states” municipal debt funds. The Board
noted that the Management Rate for each Fund was above
the median of its respective Expense Group. The Board
also noted that the actual total expense ratio for each Fund was below the median of its respective Expense Group.
The Board further noted that the Management Rate for the
Franklin California High Yield Municipal Fund was only 2.3
basis points higher than the median Management Rate of
the Fund’s Expense Group and the Management Rate for
the Franklin Tennessee Municipal Bond Fund was only 1.3
basis points higher than the median Management Rate of
the Fund’s Expense Group. The Board concluded that the
Management Rate charged to each Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Funds’ Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing
a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs
across the FT family of funds as a whole. The Board noted
that the Franklin Tennessee Municipal Bond Fund does
not have an asset size that would likely enable the Fund to
achieve economies of scale, but concluded that to the extent economies of scale may be realized by the Manager and its
affiliates, each Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.

Franklin Municipal Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.

Franklin Municipal Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

MUN A 07/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Municipal Securities Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $69,915 for the fiscal year ended May 31, 2021 and $89,840 for the fiscal year ended May 31, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended May 31, 2021 and $1,329 for the fiscal year ended May 31, 2020. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $29,000 for the fiscal year ended May 31, 2021 and $197,944 for the fiscal year ended May 31, 2020. The services for which these fees were paid included the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, valuation services related to a fair value engagement, professional fees in connection with determining the feasibility of a U.S. direct lending structure, benchmarking services in connection with the ICI TA survey, and assets under management certification.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $29,000 for the fiscal year ended May 31, 2021 and $199,273 for the fiscal year ended May 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.      N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and
Robert G. Kubilis
, Chief Financial Officer and Chief Accounting Officer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and
Robert G. Kubilis
, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
MUNICIPAL SECURITIES TRUST

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  July 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  July 27, 2021

By S\Robert G. Kubilis______________________

Robert G. Kubilis
      Chief Financial Officer and Chief Accounting Officer
Date  July 27, 2021